    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2007.


                                       REGISTRATION NOS. 333-90430 AND 811-21119
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 6                      [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]

                                AMENDMENT NO. 7                              [X]


                            ------------------------

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                           222 BROADWAY, 2(ND) FLOOR
                            NEW YORK, NEW YORK 10038
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524

                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1700 MERRILL LYNCH DRIVE, 3(RD) FLOOR      1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


It is proposed that this filing will become effective (check appropriate space):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2007 pursuant to paragraph (b) of Rule 485

                  (date)

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
                  (date)

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13

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--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2007

       ML of New York Variable Annuity Separate Account C (the "Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                     HOME OFFICE: 222 Broadway, 2(nd) Floor
                               New York, NY 10038

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222

                           4802 Deer Lake Drive East

                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. It is important that you understand how the contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

-  MLIG VARIABLE INSURANCE TRUST
     -  Roszel/Lord Abbett Large Cap Value Portfolio

     -  Roszel/Davis Large Cap Value Portfolio


     -  Roszel/BlackRock Relative Value Portfolio

     -  Roszel/Fayez Sarofim Large Cap Core Portfolio
     -  Roszel/AllianceBernstein Large Cap Core Portfolio
     -  Roszel/Loomis Sayles Large Cap Growth Portfolio
     -  Roszel/Rittenhouse Large Cap Growth Portfolio
     -  Roszel/Marsico Large Cap Growth Portfolio

     -  Roszel/Cadence Mid Cap Growth Portfolio

     -  Roszel/NWQ Small Cap Value Portfolio
     -  Roszel/Delaware Small-Mid Cap Growth Portfolio
     -  Roszel/Lazard International Portfolio

     -  Roszel/JPMorgan International Equity Portfolio

     -  Roszel/Lord Abbett Government Securities Portfolio

     -  Roszel/BlackRock Fixed-Income Portfolio


-  BLACKROCK VARIABLE SERIES FUNDS, INC.


     -  BlackRock Money Market V.I. Fund


The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value provided the remaining contract value after withdrawal is at least $5,000. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. Any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?


THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we may impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.


                            ------------------------


This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The Statement of Additional Information's table of contents appears at the end of this Prospectus.


The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MLIG VARIABLE INSURANCE TRUST AND THE BLACKROCK VARIABLE SERIES FUNDS, INC. MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Although this Prospectus was primarily designed for potential purchasers of the Contract, you may be receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your contract, and/or note Contract variations referenced throughout this Prospectus.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     8
  Fees, Charges and Credits.................................     9
     Asset-Based Insurance Charge...........................     9
     Contract Fee...........................................     9
     Premium Taxes..........................................     9
     Fund Expenses..........................................     9
     Contract Value Credit..................................     9
  Transfers Among Subaccounts...............................     9
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    10
  Ten Day Right to Review...................................    10
  Replacement of Contracts..................................    11
FEE TABLE...................................................    11
YIELDS AND TOTAL RETURNS....................................    12
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    13
THE ACCOUNT.................................................    14
  Segregation of Account Assets.............................    14
  Number of Subaccounts; Subaccount Investments.............    14
INVESTMENTS OF THE ACCOUNT..................................    14
  General Information and Investment Risks..................    14
  MLIG Variable Insurance Trust.............................    15
  The Funds.................................................    15
     Roszel/Lord Abbett Large Cap Value Portfolio...........    15
     Roszel/Davis Large Cap Value Portfolio.................    15
     Roszel/BlackRock Relative Value Portfolio..............    15
     Roszel/Fayez Sarofim Large Cap Core Portfolio..........    15
     Roszel/AllianceBernstein Large Cap Core Portfolio......    15
     Roszel/Loomis Sayles Large Cap Growth Portfolio........    15
     Roszel/Rittenhouse Large Cap Growth Portfolio..........    15
     Roszel/Marsico Large Cap Growth Portfolio..............    16
     Roszel/Kayne Anderson Rudnick Small-Mid Cap Value
      Portfolio.............................................    16
     Roszel/Cadence Mid Cap Growth Portfolio................    16
     Roszel/NWQ Small Cap Value Portfolio...................    16
     Roszel/Delaware Small-Mid Cap Growth Portfolio.........    16
     Roszel/Lazard International Portfolio..................    16
     Roszel/JPMorgan International Equity Portfolio.........    16
     Roszel/Lord Abbett Government Securities Portfolio.....    16
     Roszel/BlackRock Fixed-Income Portfolio................    16
  BlackRock Variable Series Funds, Inc......................    17
     BlackRock Money Market V.I. Fund.......................    17
  Certain Payments We Receive With Regard to the Funds......    17
  Purchases and Redemptions of Fund Shares; Reinvestment....    17
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    17

                                                              PAGE
                                                              ----
CHARGES, DEDUCTIONS AND CREDITS.............................    18
  Asset-Based Insurance Charge..............................    18
  Contract Fee..............................................    19
  Other Charges.............................................    19
     Transfer Charges.......................................    19
     Tax Charges............................................    19
     Fund Expenses..........................................    19
     Premium Taxes..........................................    19
  Contract Value Credit.....................................    20
FEATURES AND BENEFITS OF THE CONTRACT.......................    20
  Ownership of The Contract.................................    20
  Issuing the Contract......................................    21
     Issue Age..............................................    21
     Information We Need To Issue The Contract..............    21
     Ten Day Right to Review................................    21
  Premiums..................................................    21
     Minimum and Maximum Premiums...........................    21
     How to Make Payments...................................    22
     Automatic Investment Feature...........................    22
     Premium Investments....................................    22
  Accumulation Units........................................    22
     How Are My Contract Transactions Priced?...............    23
     How Do We Determine The Number of Units?...............    23
  Death of Annuitant Prior to Annuity Date..................    24
  Transfers Among Subaccounts...............................    24
     General................................................    24
     Disruptive Trading.....................................    24
  Dollar Cost Averaging Program.............................    26
     What Is It?............................................    26
     Participating in the DCA Program.......................    26
     Minimum Amounts........................................    26
     When Do We Make DCA Transfers?.........................    26
  Rebalancing Program.......................................    26
  Withdrawals and Surrenders................................    27
     When and How Withdrawals are Made......................    27
     Minimum Amounts........................................    27
     Systematic Withdrawal Program..........................    28
     Surrenders.............................................    28
  Payments to Contract Owners...............................    28
  Contract Changes..........................................    28
  Death Benefit.............................................    29
     General................................................    29
     Calculation of Death Benefit...........................    29
     Maximum Anniversary Value..............................    29
  Spousal Continuation......................................    30
  Annuity Payments..........................................    30
  Annuity Options...........................................    31
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    31
     Payments of a Fixed Amount.............................    31
     Payments for a Fixed Period............................    32
     Life Annuity...........................................    32

                                                              PAGE
                                                              ----
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    32
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    32
     Joint and Survivor Life Annuity........................    32
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    32
  Gender-Based Annuity Purchase Rates.......................    32
FEDERAL INCOME TAXES........................................    33
  Federal Income Taxes......................................    33
  Tax Status of the Contract................................    33
     Diversification Requirements...........................    33
     Owner Control..........................................    33
     Required Distributions.................................    33
  Taxation of Annuities.....................................    34
     In General.............................................    34
     Withdrawals and Surrenders.............................    34
     Annuity Payments.......................................    34
     Taxation of Death Benefit Proceeds.....................    35
  Penalty Tax on Some Withdrawals...........................    35
  Transfers, Assignments, Annuity Dates, or Exchanges of a
     Contract...............................................    35
  Withholding...............................................    35
  Multiple Contracts........................................    35
  Federal Estate Taxes......................................    35
  Generation-Skipping Transfer Tax..........................    35
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................    36
  Optional Benefit Riders...................................    36
  Possible Changes In Taxation..............................    36
  Possible Charge For Our Taxes.............................    36
  Foreign Tax Credits.......................................    36
  Taxation of Qualified Contracts...........................    36
  Individual Retirement Annuities...........................    37
     Traditional IRAs.......................................    37
     Roth IRAs..............................................    37
     Other Tax Issues For IRAs and Roth IRAs................    37
  Tax Sheltered Annuities...................................    38
OTHER INFORMATION...........................................    38
  Notices and Elections.....................................    38
  Voting Rights.............................................    39
  Reports to Contract Owners................................    39
  Selling the Contract......................................    39
  State Regulation..........................................    40
  Legal Proceedings.........................................    40
  Experts...................................................    40
  Legal Matters.............................................    41
  Registration Statements...................................    41
ACCUMULATION UNIT VALUES....................................    42
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    44
APPENDIX A -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB.....   A-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.


annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant's 90th birthday.


attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.


Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code ("IRC").


net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.


qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408(b) of the IRC.



Roth Individual Retirement Account or Annuity ("Roth IRA"): A retirement arrangement meeting the requirements of Section 408A of the IRC.


tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.


The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). (See "Issuing the Contract".) Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. The Contract is currently not available to be issued as a tax sheltered annuity. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.

A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, INCLUDING IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (SUCH AS THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. These other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

It may not be to your advantage to own multiple contracts issued by us or an affiliate because only contract value under this Contract is eligible to receive Contract Value Credits if the contract value is $250,000 or greater (see "Contract Value Credit").

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $75,000. Subsequent premiums generally must each be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or on the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

THE ACCOUNT


As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the BlackRock Money Market V.I. Subaccount. After the 14 days, we will put the money into the subaccounts you've selected. Currently, you may allocate premiums or contract value among the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT

- FUNDS OF MLIG VARIABLE INSURANCE TRUST

     - Roszel/Lord Abbett Large Cap Value Portfolio

     - Roszel/Davis Large Cap Value Portfolio


     - Roszel/BlackRock Relative Value Portfolio

     - Roszel/Fayez Sarofim Large Cap Core Portfolio
     - Roszel/AllianceBernstein Large Cap Core Portfolio
     - Roszel/Loomis Sayles Large Cap Growth Portfolio
     - Roszel/Rittenhouse Large Cap Growth Portfolio
     - Roszel/Marsico Large Cap Growth Portfolio

     - Roszel/Cadence Mid Cap Growth Portfolio

     - Roszel/NWQ Small Cap Value Portfolio
     - Roszel/Delaware Small-Mid Cap Growth Portfolio
     - Roszel/Lazard International Portfolio

     - Roszel/JPMorgan International Equity Portfolio

     - Roszel/Lord Abbett Government Securities Portfolio

     - Roszel/BlackRock Fixed-Income Portfolio



- FUNDS OF BLACKROCK VARIABLE SERIES FUNDS, INC.


     - BlackRock Money Market V.I. Fund

If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.


We have closed the subaccount investing in the Roszel/Kayne Anderson Rudnick Small Mid Cap Value Portfolio to allocations of new premium and incoming transfers of contract value for Contracts issued on or after June 23, 2006.


FEES, CHARGES AND CREDITS

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.85% annually to cover certain risks. It will never exceed 1.85% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment, administration, and distribution of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  CONTRACT FEE

We impose a $50 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $75,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  PREMIUM TAXES


On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0%.


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

  CONTRACT VALUE CREDIT

If on the last business day of each month and upon termination of the Contract your contract value is $250,000 or greater, we determine the amount of your Contract Value Credit. We will add the sum of the Contract Value Credits determined for each month within that calendar quarter (or termination period) to your contract value on the last business day of each calendar quarter (and upon termination of the Contract). The amount of Contract Value Credits, how they are determined, and the circumstances under which they may be credited are described under "Contract Value Credit".

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS AND CREDITS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfers Among Subaccounts -- Disruptive Trading.")

Two specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - We offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in Fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - You may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each calendar year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS


You can withdraw money from the Contract at any time during the contract year. You may take your withdrawals through lump sum withdrawals or the Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Withdrawals and Surrenders".


A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit if any owner dies (or an annuitant if any contract owner is a non-natural person) before the annuity date.

The death benefit equals the greatest of the contract value, premiums less adjusted withdrawals, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. An anniversary value is calculated through the earlier of the owner's attained age 80 or date of death.

You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS


Annuity payments begin on the annuity date, and payments will continue according to the annuity option selected. You can select an annuity date but that date cannot be earlier than the first Contract Anniversary nor later than the older annuitant's 90th birthday. If you do not select an annuity date, the annuity date for non-qualified Contracts is the older annuitant's 90th birthday. The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2. You may change the scheduled annuity date at any time before annuity payments begin.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").


TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................   None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................   None
Transfer Fee(1).............................................   $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(2)......................................   $50
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge(3).......   1.85%


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2006, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


---------------

(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $75,000.

(3) If your contract value is $250,000 or greater on specified dates, a Contract Value Credit will be added to your contract value that effectively reduces the rate of this charge. This potential reduction is not reflected in the fee table.

RANGE OF EXPENSES FOR THE FUNDS(4)                            MINIMUM   MAXIMUM
----------------------------------                            -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.58%     4.62%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(5)..............................................   0.58%     1.15%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:

        Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $658    $1,942    $3,187     $6,130


        Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $252     $775     $1,324     $2,821


Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.

The Example does not reflect the $50 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

---------------


(4) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006 or estimated for the current year. Current or future expenses may be greater or less than those shown.



(5) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive Fund expenses above a specified threshold for a limited period of time ending no earlier than April 30, 2008. For more information about these arrangements, consult the prospectuses for the Funds.

The yield of the BlackRock Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a subaccount (besides the BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.



The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each 1-, 5- and 10-year period. These percentages exclude any deductions for premium taxes.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The ML of New York Variable Annuity Separate Account C (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on May 16, 2002. It is governed by New York law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the Federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 16 subaccounts currently available through the Account, and one currently closed subaccount.



All subaccounts invest in a corresponding portfolio of the MLIG Variable Insurance Trust or the BlackRock Variable Series Funds, Inc. Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract may have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of any similarly named Fund available through the Contract.

                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch) to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MLIG VARIABLE INSURANCE TRUST ("MLIG TRUST")

The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers sixteen of its separate investment portfolios ("Portfolios") to the Account. We generally seek to make available under the Contracts subaccounts that invest in Portfolios of the MLIG Trust that are subadvised by investment managers that are part of the Merrill Lynch Consults managed brokerage account program (the "Program") offered by our affiliate MLPF&S. However, at times, an investment manager may be placed "on hold" in the Program. An investment manager may be placed on hold for a variety of reasons including changes in key personnel, changes in investment process, performance, or other factors. During any period that an investment manager is "on hold," its investment team, process, and performance are being evaluated.


In order to keep the investment options under the Contract aligned with the Program, we may close a subaccount to allocations of new premiums and incoming transfers of contract value for Contracts issued on or after a specified date if that subaccount invests in a MLIG Trust Portfolio whose subadviser is an investment manager placed "on hold" within the Program by MLPF&S. These investment managers may be replaced.


                                   THE FUNDS

The following tables summarize each Fund's investment objective(s), investment adviser(s)/subadviser(s), and asset class/investment style. There is no guarantee that any of the Funds will achieve the stated objectives.


    MLIG VARIABLE                                   INVESTMENT                             ASSET CLASS/
   INSURANCE TRUST       INVESTMENT OBJECTIVE       ADVISER(S)          SUBADVISER       INVESTMENT STYLE
---------------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term         Roszel Advisors,    Lord, Abbett &      Domestic
LARGE CAP VALUE          capital                 LLC ("Roszel        Co. LLC             Equity/Large Cap
PORTFOLIO                appreciation.           Advisors")                              Value
---------------------------------------------------------------------------------------------------------
ROSZEL/DAVIS LARGE       Seeks long-term         Roszel Advisors     Davis Selected      Domestic
CAP VALUE PORTFOLIO      capital                                     Advisers, LP        Equity/Large Cap
                         appreciation.                                                   Value
---------------------------------------------------------------------------------------------------------
ROSZEL/BLACKROCK         Seeks long-term         Roszel Advisors     BlackRock           Domestic
RELATIVE VALUE           capital                                     Investment          Equity/Large Cap
PORTFOLIO                appreciation.                               Management, LLC     Value
---------------------------------------------------------------------------------------------------------
ROSZEL/FAYEZ SAROFIM     Seeks long-term         Roszel Advisors     Fayez Sarofim &     Domestic
LARGE CAP CORE           capital                                     Co.                 Equity/Large Cap
PORTFOLIO                appreciation.                                                   Blend
---------------------------------------------------------------------------------------------------------
ROSZEL/                  Seeks long-term         Roszel Advisors     AllianceBernstein   Domestic
ALLIANCEBERNSTEIN        capital                                     L.P.                Equity/Large Cap
LARGE CAP CORE           appreciation.                                                   Blend
PORTFOLIO
---------------------------------------------------------------------------------------------------------
ROSZEL/LOOMIS SAYLES     Seeks long-term         Roszel Advisors     Loomis Sayles &     Domestic Equity/
LARGE CAP GROWTH         capital                                     Company             Large Cap Growth
PORTFOLIO                appreciation.
---------------------------------------------------------------------------------------------------------

    MLIG VARIABLE                                   INVESTMENT                             ASSET CLASS/
   INSURANCE TRUST       INVESTMENT OBJECTIVE       ADVISER(S)          SUBADVISER       INVESTMENT STYLE
---------------------------------------------------------------------------------------------------------
ROSZEL/RITTENHOUSE       Seeks long-term         Roszel Advisors     Rittenhouse         Domestic Equity/
LARGE CAP GROWTH         capital                                     Asset               Large Cap Growth
PORTFOLIO                appreciation.                               Management, Inc.
---------------------------------------------------------------------------------------------------------
ROSZEL/MARSICO LARGE     Seeks long-term         Roszel Advisors     Marsico Capital     Domestic Equity/
CAP GROWTH PORTFOLIO     capital                                     Management, LLC     Large Cap Growth
                         appreciation.
---------------------------------------------------------------------------------------------------------
ROSZEL/KAYNE ANDERSON    Seeks long-term         Roszel Advisors     Kayne Anderson      Domestic Equity/
RUDNICK SMALL-MID CAP    capital                                     Rudnick             Small Cap Value
VALUE PORTFOLIO(1)       appreciation.                               Investment
                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------
ROSZEL/CADENCE MID       Seeks long-term         Roszel Advisors     Cadence Capital     Domestic Equity/
CAP GROWTH PORTFOLIO     capital                                     Management LLC      Mid Cap Blend
                         appreciation.
---------------------------------------------------------------------------------------------------------
ROSZEL/NWQ SMALL CAP     Seeks long-term         Roszel Advisors     NWQ Investment      Domestic Equity/
VALUE PORTFOLIO          capital                                     Management          Small Cap Value
                         appreciation.                               Company
---------------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE          Seeks long-term         Roszel Advisors     Delaware            Domestic Equity/
SMALL-MID CAP GROWTH     capital                                     Management          Small Cap Growth
PORTFOLIO                appreciation.                               Company
---------------------------------------------------------------------------------------------------------
ROSZEL/LAZARD            Seeks long-term         Roszel Advisors     Lazard Asset        International
INTERNATIONAL            capital                                     Management LLC      Equity/
PORTFOLIO                appreciation.                                                   International
---------------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN          Seeks long-term         Roszel Advisors     JPMorgan            International
INTERNATIONAL EQUITY     capital                                     Investment          Equity/
PORTFOLIO                appreciation.                               Management, Inc.    International
---------------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks as high a         Roszel Advisors     Lord, Abbett &      Fixed Income/
GOVERNMENT SECURITIES    level of income as                          Co. LLC             Intermediate
PORTFOLIO                is consistent with                                              Term
                         investment in
                         government
                         securities.
---------------------------------------------------------------------------------------------------------
ROSZEL/BLACKROCK         Seeks as high a         Roszel Advisors     BlackRock           Fixed Income/
FIXED-INCOME             level of total                              Investment          Intermediate
PORTFOLIO                return as is                                Management, LLC     Term
                         consistent with
                         investment in high-
                         grade income-bearing
                         securities.
---------------------------------------------------------------------------------------------------------



---------------



(1) This subaccount is closed to allocations of premium and incoming transfers of contract value for Contracts issued on or after June 23, 2006.

      BLACKROCK                                                                               ASSET CLASS/
   VARIABLE SERIES          INVESTMENT               INVESTMENT                                INVESTMENT
     FUNDS, INC.             OBJECTIVE               ADVISER(S)              SUBADVISER          STYLE
----------------------------------------------------------------------------------------------------------
BLACKROCK MONEY          Seeks to preserve    BlackRock Advisors, LLC     BlackRock           Fixed
MARKET V.I. FUND         capital, maintain                                Institutional       Income/
                         liquidity, and                                   Management          Money Market
                         achieve the                                      Corporation
                         highest possible
                         current income
                         consistent with
                         the foregoing
                         objectives.
----------------------------------------------------------------------------------------------------------


In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.25% to 0.35%.



Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e. the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services.



Merrill Lynch also makes available to its clients certain funds sponsored, managed and/or distributed by affiliates of BlackRock, Inc. (collectively, "BlackRock"). Merrill Lynch owns approximately 49% of BlackRock, Inc. As a result, Merrill Lynch may benefit from increased sales of BlackRock Funds.



PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT


The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.


We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                        CHARGES, DEDUCTIONS AND CREDITS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. We add the credit described below to your contract value in certain circumstances where we realize cost reductions and administrative efficiencies. This credit, if any, will effectively reduce the amount of the annual asset-based insurance charge we collect.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.85% annually. It will never exceed 1.85%.

We deduct this charge daily from the net asset value of the subaccounts prior to the Annuity Date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

CONTRACT FEE

We may charge a $50 contract fee each year. We will only impose this fee at the end of each contract year and upon termination if the greater of contract value, or premiums less withdrawals, is less than $75,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $75,000), we will not impose this fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than at the end of each contract year.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $150 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

CONTRACT VALUE CREDIT

We may add a Contract Value Credit to your contract value if your contract value reaches certain levels as shown below. The contract values of multiple contracts (including other contracts issued by us or an affiliate) cannot be added together to reach these levels. The amount, if any, is added on the last business day of each calendar quarter as the sum of Contract Value Credits determined for each month within that calendar quarter. Contract Value Credits, if any, will also be credited on a pro rata basis upon termination of the Contract due to full withdrawal, annuitization, or receipt of due proof of death. Contract Value Credits are determined as follows:

     (a) Determine the Contract Value on the last business day of the month or date of Contract termination ("Calculation Date")

     (b) Allocate the Contract Value among the tiers shown below

     (c) Multiply the amount in each tier by the corresponding annual credit percentage

     (d) Sum the results of each tier

     (e) Multiply the number of days that the Contract was in force since the last Calculation Date (excluding the Contract Date)

     (f) Divide by 365

                    CONTRACT VALUE TIER                       ANNUAL CREDIT PERCENTAGE
                    -------------------                       ------------------------
Less than $250,000..........................................           0.00%
Next $250,000...............................................           0.20%
Next $250,000...............................................           0.30%
Next $250,000...............................................           0.40%
Next $1,000,000.............................................           0.50%
Next $3,000,000.............................................           0.65%
Excess over $5,000,000......................................           0.75%

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations and certain types of "non-grantor" trusts. You should consult your tax advisor if the annuity will be owned by a "non-natural person." If you are a human being, you are considered a "natural person." You may designate a beneficiary. If the owner dies (or the annuitant if any owner is a non-natural person), the beneficiary will receive a death benefit. You may also designate an annuitant. Except under qualified contracts, you may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.


When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. The surviving co-owner may later name a new beneficiary provided the original beneficiary designation is not irrevocable. A co-owner spouse may be able to continue the Contract under the Spousal Continuation provision. Certain restrictions apply. (See "Spousal Continuation" later in this Prospectus.) Qualified contracts may not have co-owners.


You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation.

Assignment of the Contract may have tax consequences and may be prohibited on qualified contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (and any co-owner) are less than 80 years old. Annuitants on nonqualified Contracts must be less than 80 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, you must complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, however, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $75,000 or more. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.

The Contract is available as a nonqualified contract or may be issued as a tax sheltered annuity or an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $50 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract. The Contract is currently not available to be issued as a tax sheltered annuity.

     HOW TO MAKE PAYMENTS


You must either pay subsequent premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Rebalancing Program, premiums will be allocated based on the subaccounts and percentages you have selected for the program. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the contract date, we'll hold all premiums in the BlackRock Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected.


Currently, you may allocate your premium among all of the available subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the NWQ Small Cap Value Subaccount, 58% allocated to the Lazard International Subaccount, and 30% to the Lord Abbett Government Securities Subaccount. However, you may not allocate 33 1/3% to the NWQ Small Cap Value Subaccount and 66 2/3% to the Lord Abbett Government Securities Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments, transfers into a subaccount, or Contract Value Credits, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, Contract Value Credit, or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment, Contract Value Credit, or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner, provided the owner is a natural person, may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program" and "Rebalancing

Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner's signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:


     - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

     - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

     - imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.



Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.


DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select as described below in "Minimum Amounts".


If you choose the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS


To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.


     WHEN DO WE MAKE DCA TRANSFERS?


You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.


REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the

Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE


Before the annuity date, you may make lump-sum withdrawals from the Contract at any time during the contract year. Under certain circumstances, you may make systematic withdrawals, discussed below. Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Certain withdrawals from Roth IRAs are tax-free, and withdrawals from tax sheltered annuities are not generally permitted before age 59 1/2, death, disability, severance from employment or hardship. (See "Federal Income Taxes".)


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee, plus any applicable Contract Value Credits, and minus any applicable charge for premium taxes. (See "Charges, Deductions and Credits.") Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Certain surrenders of Roth IRAs are tax-free, and surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES


Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.


If you change the owner or annuitant on a nonqualified Contract, the new owner or annuitant must be less than 80 years old. For qualified Contracts, the owner generally must be the annuitant.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if any owner dies before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if any owner dies (or the annuitant if any owner is a non-natural person) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following receipt of a certified death certificate, whichever is sooner.

If the age of an owner or annuitant, if the owner is a non-natural person, is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.


Generally, death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)


     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greatest of:

     (i)  the contract value; or

     (ii) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's age, will be used to determine any age limitations that apply in calculating the Maximum Anniversary Value.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.



               THE PAYMENT OF THE DEATH BENEFIT IS SUBJECT TO OUR

                 FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY.

FOR AN EXAMPLE OF THE CALCULATION OF THE DEATH BENEFIT, SEE APPENDIX A.



SPOUSAL CONTINUATION


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by any excess of the death benefit over your contract value multiplied by the ratio of your contract value in each subaccount available for investment to your total contract value in the subaccounts available for investment.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the first day of the month following the annuitant's 90th birthday. However, you may specify an earlier annuity date but that date cannot be before the first Contract Anniversary. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.



Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the annuitant reaches age 90 (age 70 1/2 for an IRA Contract or tax sheltered annuity). We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to owners of qualified contracts to comply with the Internal Revenue Code or regulations under it. For qualified contracts, please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.


We calculate your annuity payments as of the annuity date, not the date when the annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value (increased by any Contract Value Credit paid upon termination) on the annuity date to our then current annuity purchase rates. The amount of your annuity payments will not be less than those that would be provided by application of the contract value to purchase a single premium immediate annuity contract offered by us for the same annuity plan. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with interest at an annual rate not to exceed the maximum permitted.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract value does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     *LIFE ANNUITY


We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS


We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while


---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS


We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract.

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

For purposes of Section 72(s), in any owner is a non-natural person, the death of any annuitant will be treated as the death of an owner.

The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, ANNUITY DATES, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


OPTIONAL BENEFIT RIDERS

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than any applicable premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. Subject to special rules, an individual may make annual contributions of up to the lesser of the limit in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

The Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Subject to special rules, an individual may make annual contributions to a Roth IRA of up to the lesser of the limit in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Subject to special rules, total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether certain death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes.


Note: The Treasury made changes to the Required Minimum Distribution ("RMD") rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB), the actuarial present value of the benefit may be included in your total RMD calculation.


TAX SHELTERED ANNUITIES

The Contract is currently not available for purchase as a tax sheltered annuity.
Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security tax). Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The death benefit provision in the Contract could be characterized as providing an incidental death benefit, the amount of which is limited in any tax sheltered annuity. The death benefit provision could exceed this limitation. Individuals using the Contract in connection with such plans should consult their tax advisors. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.

We pay commissions to Merrill Lynch Life Agency Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and the District Annuity Specialists a portion of the commissions it receives from Merrill Lynch Life Agency Inc. for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to Merrill Lynch Life Agency Inc. is 1.10% of each premium and up to 1.10% of contract value per year. The maximum commission payable to Financial Advisors for Contract sales is 0.64% of contract value per year. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


The financial statements of ML Life Insurance Company of New York as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the ML of New York Variable Annuity Separate Account C as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)+

                                          ROSZEL/LORD ABBETT
                                      LARGE CAP VALUE PORTFOLIO
                       --------------------------------------------------------
                        1/1/06      1/1/05      1/1/04      1/1/03     9/10/02
                          TO          TO          TO          TO          TO
                       12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ---------   ---------   ---------   ---------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $  13.98    $  13.92    $  12.59    $   9.87    $  9.93
(2) Accumulation unit
  value at end of
  period.............  $  16.23    $  13.98    $  13.92    $  12.59    $  9.87
(3) Number of
  accumulation units
  outstanding at end
  of period..........  15,222.9    14,769.5    35,395.3    31,238.2    3,598.9

                                            ROSZEL/DAVIS
                                      LARGE CAP VALUE PORTFOLIO(1)
                        ----------------------------------------------------
                         1/1/06     1/1/05     1/1/04     1/1/03    9/10/02
                           TO         TO         TO         TO        TO
                        12/31/06   12/31/05   12/31/04   12/31/03   2/31/03
                        --------   --------   --------   --------   -------
(1) Accumulation unit
  value at beginning
  of period..........   $ 12.27    $ 12.00    $ 10.70    $  8.43    $  8.87
(2) Accumulation unit
  value at end of
  period.............   $ 14.44    $ 12.27    $ 12.00    $ 10.70    $  8.43
(3) Number of
  accumulation units
  outstanding at end
  of period..........   5,575.1    7,657.9    7,654.3    7,791.7    3,183.8


                                          ROSZEL BLACKROCK
                                       RELATIVE VALUE PORTFOLIO(2)
                           -----------------------------------------------------
                        1/1/06      1/1/05      1/1/04      1/1/03      9/10/02
                          TO          TO          TO          TO          TO
                       12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit
  value at beginning
  of period.......... $  13.03    $  12.99    $  11.61    $   9.35    $   9.49
(2) Accumulation unit
  value at end of
  period............. $  15.34    $  13.03    $  12.99    $  11.61    $   9.35
(3) Number of
  accumulation units
  outstanding at end
  of period.......... 12,070.7    14,345.3    18,946.6    22,162.8    16,710.0




                                        ROSZEL/FAYEZ SAROFIM
                                    LARGE CAP CORE PORTFOLIO(3)
                       ----------------------------------------------------
                        1/1/06      1/1/05     1/1/04     1/1/03    9/10/02
                          TO          TO         TO         TO         TO
                       12/31/06    12/31/05   12/31/04   12/31/03   12/31/02
                       ---------   --------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 11.73     $ 11.54    $ 11.17    $  8.96    $   9.56
(2) Accumulation unit
  value at end of
  period.............  $ 13.02     $ 11.73    $ 11.54    $ 11.17    $   8.96
(3) Number of
  accumulation units
  outstanding at end
  of period..........  5,666.5     5,661.5    6,757.3    8,746.0     1,940.2


                                     ROSZEL/ALLIANCEBERNSTEIN
                                   LARGE CAP CORE PORTFOLIO(4)
                       ----------------------------------------------------
                        1/1/06     1/1/05     1/1/04     1/1/03    9/10/02
                          TO         TO         TO         TO         TO
                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                       --------   --------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 11.66    $ 10.99    $ 10.79    $  8.80    $  9.49
(2) Accumulation unit
  value at end of
  period.............  $ 11.66    $ 11.66    $ 10.99    $ 10.79    $  8.80
(3) Number of
  accumulation units
  outstanding at end
  of period..........  1,630.5    1,605.5    3,030.1    4,424.8    2,955.8

                                        ROSZEL/LOOMIS SAYLES
                                    LARGE CAP GROWTH PORTFOLIO(5)
                       ------------------------------------------------------
                        1/1/06     1/1/05     1/1/04      1/1/03     9/10/02
                          TO         TO         TO          TO          TO
                       12/31/06   12/31/05   12/31/04    12/31/03    12/31/02
                       --------   --------   ---------   ---------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 12.56    $ 11.60    $   10.87   $    8.83    $9.58
(2) Accumulation unit
  value at end of
  period.............  $ 11.83    $ 12.56    $   11.60   $   10.87    $8.83
(3) Number of
  accumulation units
  outstanding at end
  of period..........  7,065.1    6,833.5     22,651.4    17,481.9      0.0

                                          ROSZEL/RITTENHOUSE
                                      LARGE CAP GROWTH PORTFOLIO
                       --------------------------------------------------------
                        1/1/06      1/1/05      1/1/04      1/1/03     9/10/02
                          TO          TO          TO          TO          TO
                       12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ---------   ---------   ---------   ---------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $   10.66   $   10.82   $   10.59   $    9.03   $  9.70
(2) Accumulation unit
  value at end of
  period.............  $   11.49   $   10.66   $   10.82   $   10.59   $  9.03
(3) Number of
  accumulation units
  outstanding at end
  of period..........   11,334.7    10,737.8    18,397.6    14,777.3   2,070.4

                                          ROSZEL/MARSICO
                                  LARGE CAP GROWTH PORTFOLIO(6)
                       ----------------------------------------------------
                        1/1/06     1/1/05     1/1/04     1/1/03    9/10/02
                          TO         TO         TO         TO         TO
                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                       --------   --------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 11.43    $ 11.31    $ 11.02    $  8.89     $9.33
(2) Accumulation unit
  value at end of
  period.............  $ 11.86    $ 11.43    $ 11.31    $ 11.02     $8.89
(3) Number of
  accumulation units
  outstanding at end
  of period..........  2,316.4    2,301.5    4,553.8    4.615.0       0.0


                                          ROSZEL/CADENCE
                                   MID CAP GROWTH PORTFOLIO(7)
                       ----------------------------------------------------
                        1/1/06     1/1/05     1/1/04     1/1/03    9/10/02
                          TO         TO         TO         TO         TO
                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                       --------   --------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 12.59     $11.39    $ 10.91    $  8.54    $   9.31
(2) Accumulation unit
  value at end of
  period.............  $ 13.30     $12.59    $ 11.39    $ 10.91    $   8.54
(3) Number of
  accumulation units
  outstanding at end
  of period..........  1,016.1      951.3    4,871.9    5,368.2     3,009.7




                                  ROSZEL/KAYNE ANDERSON RUDNICK
                                 SMALL-MID CAP VALUE PORTFOLIO(8)
                       ----------------------------------------------------
                        1/1/06     1/1/05     1/1/04     1/1/03    9/10/02
                          TO         TO         TO         TO         TO
                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                       --------   --------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 10.97    $ 11.12    $ 10.26    $  7.89    $  8.89
(2) Accumulation unit
  value at end of
  period.............  $ 12.14    $ 10.97    $ 11.12    $ 10.26    $  7.89
(3) Number of
  accumulation units
  outstanding at end
  of period..........  4,410.4    4,410.4    6,682.8    4,706.4    1,263.8

                                            ROSZEL/NWQ
                                     SMALL CAP VALUE PORTFOLIO
                       ------------------------------------------------------
                        1/1/06     1/1/05     1/1/04      1/1/03     9/10/02
                          TO         TO         TO          TO          TO
                       12/31/06   12/31/05   12/31/04    12/31/03    12/31/02
                       --------   --------   ---------   ---------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 16.12    $ 14.68    $   11.54   $    7.67    $8.28
(2) Accumulation unit
  value at end of
  period.............  $ 19.00    $ 16.12    $   14.68   $   11.54    $7.67
(3) Number of
  accumulation units
  outstanding at end
  of period..........  8,035.1    9,497.9      9,502.5     3,544.1      0.0

                                          ROSZEL/DELAWARE
                                   SMALL-MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------
                        1/1/06      1/1/05      1/1/04     1/1/03    9/10/02
                          TO          TO          TO         TO         TO
                       12/31/06    12/31/05    12/31/04   12/31/03   12/31/02
                       ---------   ---------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $   11.82   $   11.17   $ 10.10    $  7.55    $  8.63
(2) Accumulation unit
  value at end of
  period.............  $   12.75   $   11.82   $ 11.17    $ 10.10    $  7.55
(3) Number of
  accumulation units
  outstanding at end
  of period..........    4,940.1    10,442.7   12,758.8   5,464.5    1,155.1

                                          ROSZEL/LAZARD
                                     INTERNATIONAL PORTFOLIO
                       ----------------------------------------------------
                        1/1/06     1/1/05     1/1/04     1/1/03    9/10/02
                          TO         TO         TO         TO         TO
                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                       --------   --------   --------   --------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $ 13.63    $ 12.80    $ 11.21    $  8.85     $8.98
(2) Accumulation unit
  value at end of
  period.............  $ 16.44    $ 13.63    $ 12.80    $ 11.21     $8.25
(3) Number of
  accumulation units
  outstanding at end
  of period..........  9,384.5    6,094.0    9,103.4    4,434.2      0.00

                                           ROSZEL/JPMORGAN
                                  INTERNATIONAL EQUITY PORTFOLIO(9)
                       --------------------------------------------------------
                        1/1/06     1/1/05      1/1/04      1/1/03      9/10/02
                          TO         TO          TO          TO          TO
                       12/31/06   12/31/05    12/31/04    12/31/03    12/31/02
                       --------   ---------   ---------   ---------   ---------
(1) Accumulation unit
  value at beginning
  of period..........  $ 14.61    $   12.73   $   11.60   $    8.83   $    9.21
(2) Accumulation unit
  value at end of
  period.............  $ 17.43    $   14.61   $   12.73   $   11.60   $    8.83
(3) Number of
  accumulation units
  outstanding at end
  of period..........  5,459.0      1,362.1     2,525.9     2,672.4         0.0


                                          ROSZEL/LORD ABBETT
                                   GOVERNMENT SECURITIES PORTFOLIO
                       --------------------------------------------------------
                        1/1/06      1/1/05      1/1/04      1/1/03     9/10/02
                          TO          TO          TO          TO          TO
                       12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ---------   ---------   ---------   ---------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $   10.72   $   10.68   $   10.47   $   10.47   $ 10.36
(2) Accumulation unit
  value at end of
  period.............  $   10.91   $   10.72   $   10.68   $   10.47   $ 10.47
(3) Number of
  accumulation units
  outstanding at end
  of period..........   14,200.1    13,096.5    31,486.3    26,210.8   6,542.5


                                           ROSZEL/BLACKROCK
                                      FIXED-INCOME PORTFOLIO(10)
                       --------------------------------------------------------
                        1/1/06      1/1/05      1/1/04      1/1/03     9/10/02
                          TO          TO          TO          TO          TO
                       12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ---------   ---------   ---------   ---------   --------
(1) Accumulation unit
  value at beginning
  of period..........  $   10.16   $   10.25   $   10.23   $   10.18   $ 10.07
(2) Accumulation unit
  value at end of
  period.............  $   10.29   $   10.16   $   10.25   $   10.23   $ 10.18
(3) Number of
  accumulation units
  outstanding at end
  of period..........   23,509.0    22,200.1    27,966.8    25,420.8   9,544.4

                                              BLACKROCK
                                     MONEY MARKET V.I. FUND(11)
                        -----------------------------------------------------
                         1/1/06     1/1/05     1/1/04     1/1/03     9/10/02
                           TO         TO         TO         TO         TO
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                        --------   --------   --------   --------   ---------
(1) Accumulation unit
  value at beginning
  of period..........    $ 9.85     $9.77     $  9.86    $  9.97    $    9.99
(2) Accumulation unit
  value at end of
  period.............    $10.11     $9.85     $  9.77    $  9.86    $    9.97
(3) Number of
  accumulation units
  outstanding at end
  of period..........        --        --     1,516.4    6,160.7     46,293.8


---------------
 + ML of New York commenced sales of Consults Annuity on September 10, 2002.


 1 Roszel/Davis Large Cap Value Portfolio was formerly named Roszel/BKF Large Cap Value Portfolio. Prior to that, it was named Roszel/Levin Large Cap Value Portfolio.



 2 Roszel/BlackRock Relative Value Portfolio was formerly named Roszel/MLIM
   Relative Value Portfolio.



 3 Roszel/Fayez Sarofim Large Cap Core Portfolio was formerly named Roszel/Sound
   Large Cap Core Portfolio.



 4 Roszel/AllianceBernstein Large Cap Core Portfolio was formerly named
   Roszel/INVESCO-NAM Large Cap Core Portfolio.



 5 Roszel/Loomis Sayles Large Cap Growth Portfolio was formerly named
   Roszel/Nicholas-Applegate Large Cap Growth Portfolio.



 6 Roszel/Marsico Large Cap Growth Portfolio was formerly named Roszel/Seneca
   Large Cap Growth Portfolio.



 7 Roszel/Cadence Mid Cap Growth Portfolio was formerly named Roszel/ Franklin
   Mid Cap Growth Portfolio. Prior to that, it was named Roszel/Seneca Mid Cap Growth Portfolio.



 8 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio was formerly named Roszel/Kayne Anderson Rudnick Mid Cap Value Portfolio. Prior to that, it was named Roszel/Valenzuela Mid Cap Value Portfolio.



 9 Roszel/JPMorgan International Equity Portfolio was formerly named
   Roszel/William Blair International Portfolio. Prior to that, it was named Roszel/Credit Suisse International Portfolio.



10 Roszel/BlackRock Fixed-Income Portfolio was formerly named Roszel/MLIM
   Fixed-Income Portfolio.



11 Roszel/BlackRock Money Market V.I. Fund was formerly named Roszel/MLIM
   Domestic Money Market V.I. Fund.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

            APPENDIX A -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB


EXAMPLE: The purpose of this example is to illustrate the operation of the Maximum Anniversary Value guaranteed minimum death benefit. You pay an initial premium of $100,000 on October 1, 2007 and a subsequent premium of $10,000 on April 1, 2009. You also make a withdrawal of $50,000 on May 1, 2009. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)          (C)
                                                                                             ---------   ------------   --------
                                                                           TRANSACTIONS        PREMS         MAX
                                                                        ------------------   LESS ADJ.   ANNIV. VALUE   CONTRACT
DATE                                                                     PREM.     WITHDR.   WITHDRWS.      (MAV)        VALUE
----                                                                    --------   -------   ---------   ------------   --------
10/01/07  THE CONTRACT IS ISSUED                                        $100,000             $100,000            $0     $100,000
          MAV is $0 until first contract anniversary
10/01/08  FIRST CONTRACT ANNIVERSARY                                                         $100,000      $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2008 = Contract value on
          10/1/2008 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/09  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000      $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 + premiums added since that anniversary = $110,000
          + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/09  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000      $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 + premiums added - adjusted withdrawals since that anniversary = $110,000 + $10,000 - $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum ((MAV, prems -
          adj.withdrs.))
          contract value
          = 50,000 maximum (120,000, 110,000) / 100,000
          = $50,000 x 120,000 / 100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/09  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000      $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2008 = $60,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/10  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000      $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2008 = $60,000
          Anniversary value for 10/1/2009 = contract value on
          10/1/2009 = $55,000
          Anniversary value for 10/1/2010 = contract value on
          10/1/2010 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000


DATE                 DEATH BENEFIT
----      -----------------------------------
10/01/07  $100,000 (maximum of (A), (B), (C))
10/01/08  $110,000 (maximum of (A), (B), (C))
04/01/09  $120,000 (maximum of (A), (B), (C))
05/01/09  $60,000 (maximum of (A), (B), (C))
10/01/09  $60,000 (maximum of (A), (B), (C))
10/01/10  $65,000 (maximum of (A), (B), (C))

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2007


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                      HOME OFFICE: 222 BROADWAY, 2ND FLOOR
                               NEW YORK, NY 10038
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222

                           4802 DEER LAKE DRIVE EAST

                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. The Contract is currently not available to be issued as a tax sheltered annuity.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2007, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3
Keep Well Agreement.........................................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT C........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisor are appointed as our insurance agents through Merrill Lynch Life Agency Inc.


For the years ended December 31, 2006, 2005, and 2004, Distributor received $0, $0, and $3,153, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2006, 2005, and 2004, ML of New York paid administrative services fees of $3.8 million, $4.0 million, and $3.6 million, respectively.


KEEP WELL AGREEMENT


On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with ML of New York. Under the agreement, at all times that ML of New York is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that ML of New York maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2006, the statutory net worth of ML of New York was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD


From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


ML of New York also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


                                                             FUND              SUBACCOUNT
                                                           INCEPTION           INCEPTION
FUND                                                         DATE                 DATE
----                                                   -----------------   ------------------
Roszel/Lord Abbett Large Cap Value Portfolio           July 1, 2002        September 10, 2002
Roszel/Davis Large Cap Value Portfolio(1)              July 1, 2002        September 10, 2002
Roszel/BlackRock Relative Value Portfolio(2)           July 1, 2002        September 10, 2002
Roszel/Fayez Sarofim Large Cap Core Portfolio          July 1, 2002        September 10, 2002
Roszel/AllianceBernstein Large Cap Core Portfolio      July 1, 2002        September 10, 2002
Roszel/Loomis Sayles Large Cap Growth Portfolio        July 1, 2002        September 10, 2002
Roszel/Rittenhouse Large Cap Growth Portfolio          July 1, 2002        September 10, 2002
Roszel/Marsico Large Cap Growth Portfolio              July 1, 2002        September 10, 2002
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value
  Portfolio(3)                                         July 1, 2002        September 10, 2002
Roszel/Cadence Mid Cap Growth Portfolio(4)             July 1, 2002        September 10, 2002
Roszel/NWQ Small Cap Value Portfolio                   July 1, 2002        September 10, 2002
Roszel/Delaware Small-Mid Cap Growth Portfolio         July 1, 2002        September 10, 2002
Roszel/Lazard International Portfolio                  July 1, 2002        September 10, 2002
Roszel/JPMorgan International Equity Portfolio(5)      July 1, 2002        September 10, 2002
Roszel/Lord Abbett Government Securities Portfolio     July 1, 2002        September 10, 2002
Roszel/BlackRock Fixed-Income Portfolio(2)             July 1, 2002        September 10, 2002
BlackRock Money Market V.I. Fund(6)                    February 21, 1992   September 10, 2002


---------------

(1) Effective September 15, 2006, Davis Selected Advisers, L.P. replaced BKF Asset Management Company as subadviser.



(2) Effective October 2, 2006, BlackRock Investment Management, LLC replaced Merrill Lynch Investment Managers, L.P. as subadviser.



(3) This subaccount is closed to allocations of premium and incoming transfers of contract value for Contracts issued on or after June 23, 2006.



(4) Effective April 1, 2007, Cadence Capital Management LLC replaced Franklin Portfolio Advisors, a division of Franklin Templeton Portfolio Advisors, Inc., as subadviser.



(5) Effective January 5, 2007, JPMorgan Investment Management, Inc. replaced William Blair & Company, L.L.C. as subadviser, and the Fund was renamed JPMorgan International Equity Portfolio.



(6) Effective October 2, 2006, BlackRock Advisors, LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser and BlackRock Institutional Management Corporation became subadviser.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements total returns for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note 1 which comprise the ML of New York Variable Annuity Separate Account C (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the ML of New York Variable Annuity Separate Account C as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /                             Roszel /
                                                                              William            Roszel /            Davis
                                                                               Blair              Lazard           Large Cap
                                                                           International      International          Value
                                                                             Portfolio          Portfolio        Portfolio a,b
                                                                        ================== ================== ==================
(In thousands)

Assets
    Roszel / William Blair International Portfolio, 7 shares
      (Cost $89)                                                        $              95  $                  $

    Roszel / Lazard International Portfolio, 11 shares
      (Cost $134)                                                                                        155

    Roszel / Davis Large Cap Value Portfolio, 8 shares
      (Cost $75)                                                                                                             81
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $              95  $             155  $              81
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $              95  $             155  $              81
                                                                        ==========================================================

a Formerly Roszel / Levin Large Cap Value Portfolio.  Change effective January 6, 2006.
b Formerly Roszel / BFK Large Cap Value Portfolio.  Change effective September 15, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /          Roszel /
                                                                            Lord  Abbett       Lord Abbett         BlackRock
                                                                             Government         Large Cap            Fixed-
                                                                             Securities           Value              Income
                                                                             Portfolio          Portfolio         Portfolio c
                                                                        ================== ================== ==================
(In thousands)

Assets
    Roszel / Lord Abbett Government Securities Portfolio, 15 shares
      (Cost $158)                                                       $             155  $                  $

    Roszel / Lord Abbett Large Cap Value Portfolio, 20 shares
      (Cost $247)                                                                                        248

    Roszel / BlackRock Fixed-Income Portfolio, 25 shares
      (Cost $251)                                                                                                           242
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $             155  $             248  $             242
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $             155  $             248  $             242
                                                                        ================== ================== ==================

c Formerly Roszel / MLIM Fixed-Income Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /            Roszel /           Roszel /
                                                                             BlackRock           Alliance           Delaware
                                                                             Relative           Large Cap          Small-Mid
                                                                               Value               Core            Cap Growth
                                                                            Portfolio d         Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
    Roszel / BlackRock Relative Value Portfolio, 15 shares
      (Cost $168)                                                       $             185  $                  $

    Roszel / Alliance Large Cap Core Portfolio, 2 shares
      (Cost $21)                                                                                          19

    Roszel / Delaware Small-Mid Cap Growth Portfolio, 5 shares
      (Cost $53)                                                                                                             63
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $             185  $              19  $              63
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $             185  $              19  $              63
                                                                        ================== ================== ==================

d Formerly Roszel / MLIM Relative Value Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                           Loomis Sayles           NWQ            Rittenhouse
                                                                             Large Cap          Small Cap          Large Cap
                                                                               Growth             Value              Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
    Roszel / Loomis Sayles Large Cap Growth Portfolio, 8 shares
      (Cost $90)                                                        $              84  $                  $

    Roszel / NWQ Small Cap Value Portfolio, 12 shares
      (Cost $138)                                                                                        152

    Roszel / Rittenhouse Large Cap Growth Portfolio, 12 shares
      (Cost $128)                                                                                                           130
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $              84  $             152  $             130
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $              84  $             152  $             130
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                              Roszel /           Roszel /           Roszel /
                                                                              Marsico            Franklin        Fayez Sarofim
                                                                             Large Cap           Mid Cap           Large Cap
                                                                               Growth             Growth              Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Assets
    Roszel / Marsico Large Cap Growth Portfolio, 2 shares
      (Cost $28)                                                        $              27  $                  $

    Roszel / Franklin Mid Cap Growth Portfolio, 1 share
      (Cost $13)                                                                                          14

    Roszel / Fayez Sarofim Large Cap Core Portfolio, 6 shares
      (Cost $65)                                                                                                             74
                                                                        ------------------ ------------------ ------------------
Total Assets                                                            $              27  $              14  $              74
                                                                        ================== ================== ==================

Net Assets
  Accumulation Units                                                    $              27  $              14  $              74
                                                                        ================== ================== ==================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                       Divisions Investing In
                                                                        ===================
                                                                           Roszel / Kayne
                                                                          Anderson Rudnick
                                                                           Small Mid-Cap
                                                                               Value
                                                                             Portfolio
                                                                        ==================
(In thousands)

Assets
    Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio, 7 shares
      (Cost $63)                                                        $              54

                                                                        --------------------
Total Assets                                                            $              54
                                                                        ====================

Net Assets
  Accumulation Units                                                    $              54
                                                                        ====================
See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /                              Roszel /
                                                                              William           Roszel /             Davis
                                                                               Blair              Lazard           Large Cap
                                                                           International      International          Value
                                                                             Portfolio          Portfolio        Portfolio a,b
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               2  $               1  $               1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (1)                (2)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                          1                 (1)                 0
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   4                  3                  3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        4                 10                  4
 Capital Gain Distributions (Note 2)                                                    1                  6                  6
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        9                 19                 13
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             10                 18                 13
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                  4                  0
 Contract Owner Withdrawals                                                             0                  0                  0
 Net Transfers In (Out) (Note 3)                                                       65                 50                (26)
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                65                 54                (26)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                                75                 72                (13)
Net Assets, Beginning of Period                                                        20                 83                 94
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $              95  $             155  $              81
                                                                        ================== ================== ==================

a Formerly Roszel / Levin Large Cap Value Portfolio.  Change effective January 6, 2006.
b  Formerly Roszel / BFK Large Cap Value Portfolio.  Change effective September 15, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Lord Abbett        Lord Abbett         BlackRock
                                                                             Government         Large Cap            Fixed-
                                                                             Securities           Value              Income
                                                                             Portfolio          Portfolio         Portfolio c
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               6  $               2  $               9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (3)                (3)                (4)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                          3                 (1)                 5
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                  8                 (1)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       (1)                (7)                 0
 Capital Gain Distributions (Note 2)                                                    0                 30                  0
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       (1)                31                 (1)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              2                 30                  4
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 6                  0                  4
 Contract Owner Withdrawals                                                            (1)                 0                 (2)
 Net Transfers In (Out) (Note 3)                                                        8                 12                 10
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                13                 12                 12
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                                15                 42                 16
Net Assets, Beginning of Period                                                       140                206                226
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $             155  $             248  $             242
                                                                        ================== ================== ==================

c  Formerly Roszel / MLIM Fixed-Income Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                             BlackRock           Alliance           Delaware
                                                                              Relative          Large Cap          Small-Mid
                                                                               Value               Core            Cap Growth
                                                                            Portfolio d         Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               3  $               0  $               0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (3)                 0                 (2)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                          0                  0                 (2)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  10                  0                  3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        0                 (3)               (10)
 Capital Gain Distributions (Note 2)                                                   20                  3                 10
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       30                  0                  3
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             30                  0                  1
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 4                  0                  0
 Contract Owner Withdrawals                                                             0                 (1)                 0
 Net Transfers In (Out) (Note 3)                                                      (36)                 1                (61)
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                               (32)                 0                (61)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                                (2)                 0                (60)
Net Assets, Beginning of Period                                                       187                 19                123
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $             185  $              19  $              63
                                                                        ================== ================== ==================

d  Formerly Roszel / MLIM Relative Value Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                           Loomis Sayles           NWQ            Rittenhouse
                                                                             Large Cap          Small Cap          Large Cap
                                                                               Growth             Value              Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               0  $               1  $               0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (2)                (4)                (2)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (2)                (3)                (2)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                  5                  0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (13)                (3)                 0
 Capital Gain Distributions (Note 2)                                                   10                 32                 11
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       (3)                34                 11
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             (5)                31                  9
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 2                  1                  6
 Contract Owner Withdrawals                                                            (1)                 0                 (1)
 Net Transfers In (Out) (Note 3)                                                        2                (33)                 2
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                 3                (32)                 7
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                                (2)                (1)                16
Net Assets, Beginning of Period                                                        86                153                114
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $              84  $             152  $             130
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Marsico            Franklin        Fayez Sarofim
                                                                             Large Cap           Mid Cap           Large Cap
                                                                               Growth             Growth              Core
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (1)                 0                 (1)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (1)                 0                  0
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  (6)                 0                  0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       (1)                (2)                 3
 Capital Gain Distributions (Note 2)                                                    4                  3                  4
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       (3)                 1                  7
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             (4)                 1                  7
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                  0                  0
 Contract Owner Withdrawals                                                             0                  0                  0
 Net Transfers In (Out) (Note 3)                                                        5                  1                  1
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                 5                  1                  1
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                                 1                  2                  8
Net Assets, Beginning of Period                                                        26                 12                 66
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $              27  $              14  $              74
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                      Divisions Investing In
                                                                        ===================
                                                                             Roszel /
                                                                           Kayne Anderson
                                                                          Rudnick Small-Mid
                                                                             Cap Value
                                                                             Portfolio
                                                                        ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (1)
                                                                        ------------------
  Net Investment Income (Loss)                                                          0
                                                                        ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       (7)
 Capital Gain Distributions (Note 2)                                                   13
                                                                        ------------------
  Net Gain (Loss) on Investments                                                        6
                                                                        ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              6
                                                                        ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 1
 Contract Owner Withdrawals                                                             0
 Net Transfers In (Out) (Note 3)                                                       (1)
 Contract Charges (Note 6)                                                              0
                                                                        ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                 0
                                                                        ------------------

Total Increase (Decrease) in Net Assets                                                 6
Net Assets, Beginning of Period                                                        48
                                                                        ------------------
Net Assets, End of Period                                               $              54
                                                                        ==================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                                                Roszel /
                                                                             BlackRock           William           Roszel /
                                                                               Money              Blair              Lazard
                                                                               Market         International      International
                                                                            V.I. Fund a         Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               0  $               1  $               1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                 0                  0                 (2)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                          0                  1                 (1)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                  1                  9
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                        0                 (6)               (10)
 Capital Gain Distributions (Note 2)                                                    0                  7                  8
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        0                  2                  7
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              0                  3                  6
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                  0                  2
 Contract Owner Withdrawals                                                           (15)               (13)               (39)
 Net Transfers In (Out) (Note 3)                                                        0                 (2)                (2)
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                               (15)               (15)               (39)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               (15)               (12)               (33)
Net Assets, Beginning of Period                                                        15                 32                116
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $               0  $              20  $              83
                                                                        ================== ================== ==================

a  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                               Davis           Lord Abbett        Lord Abbett
                                                                             Large Cap          Government         Large Cap
                                                                               Value            Securities           Value
                                                                           Portfolio b,c        Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               1  $               8  $               2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (2)                (4)                (6)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (1)                 4                 (4)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   0                 (4)                55
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (12)                 2                (86)
 Capital Gain Distributions (Note 2)                                                   15                  0                 27
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        3                 (2)                (4)
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              2                  2                 (8)
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                  4                  0
 Contract Owner Withdrawals                                                             0               (201)              (280)
 Net Transfers In (Out) (Note 3)                                                        0                 (2)                 1
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                 0               (199)              (279)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                                 2               (197)              (287)
Net Assets, Beginning of Period                                                        92                337                493
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $              94  $             140  $             206
                                                                        ================== ================== ==================

b  Formerly Roszel / Levin Large Cap Value Portfolio.  Change effective January 6, 2006.
c  Formerly Roszel / BFK Large Cap Value Portfolio.  Change effective September 15, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                             BlackRock          BlackRock           Alliance
                                                                               Fixed-            Relative          Large Cap
                                                                               Income             Value               Core
                                                                            Portfolio d        Portfolio e         Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               9  $               4  $               0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (5)                (4)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                          4                  0                 (1)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  (3)                14                  3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       (3)               (39)                (3)
 Capital Gain Distributions (Note 2)                                                    0                 26                  3
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       (6)                 1                  3
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             (2)                 1                  2
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 4                  4                  0
 Contract Owner Withdrawals                                                           (65)               (66)               (15)
 Net Transfers In (Out) (Note 3)                                                        3                  2                 (1)
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                               (58)               (60)               (16)
                                                                        ------------------ ------------------ ------------------

Total Increase (Decrease) in Net Assets                                               (60)               (59)               (14)
Net Assets, Beginning of Period                                                       286                246                 33
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $             226  $             187  $              19
                                                                        ================== ================== ==================

d  Formerly Roszel / MLIM Fixed-Income Portfolio.  Change effective September 30, 2006.
e  Formerly Roszel / MLIM Relative Value Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                              Delaware        Loomis Sayles           NWQ
                                                                             Small-Mid          Large Cap          Small Cap
                                                                             Cap Growth           Growth             Value
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               0  $               0  $               0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (2)                (3)                (3)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (2)                (3)                (3)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   6                 23                  1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       (1)               (21)                (8)
 Capital Gain Distributions (Note 2)                                                    5                  8                 23
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                       10                 10                 16
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              8                  7                 13
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                  0                  1
 Contract Owner Withdrawals                                                           (27)              (182)                 0
 Net Transfers In (Out) (Note 3)                                                       (1)                (2)                (1)
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                               (28)              (184)                 0
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                               (20)              (177)                13
Net Assets, Beginning of Period                                                       143                263                140
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $             123  $              86  $             153
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                        ========================================================
                                                                             Roszel /           Roszel /           Roszel /
                                                                            Rittenhouse          Marsico            Franklin
                                                                             Large Cap          Large Cap           Mid Cap
                                                                               Growth             Growth             Growth
                                                                             Portfolio          Portfolio          Portfolio
                                                                        ================== ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               1  $               0  $               0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (3)                (1)                (1)
                                                                        ------------------ ------------------ ------------------
  Net Investment Income (Loss)                                                         (2)                (1)                (1)
                                                                        ------------------ ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                  14                  0                  2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      (23)                (4)                 1
 Capital Gain Distributions (Note 2)                                                   10                  3                  2
                                                                        ------------------ ------------------ ------------------
  Net Gain (Loss) on Investments                                                        1                 (1)                 5
                                                                        ------------------ ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                             (1)                (2)                 4
                                                                        ------------------ ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 4                  0                  0
 Contract Owner Withdrawals                                                           (92)               (25)               (46)
 Net Transfers In (Out) (Note 3)                                                        4                  1                 (2)
 Contract Charges (Note 6)                                                              0                  0                  0
                                                                        ------------------ ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                               (84)               (24)               (48)
                                                                        ------------------ ------------------ ------------------
Total Increase (Decrease) in Net Assets                                               (85)               (26)               (44)
Net Assets, Beginning of Period                                                       199                 52                 56
                                                                        ------------------ ------------------ ------------------
Net Assets, End of Period                                               $             114  $              26  $              12
                                                                        ================== ================== ==================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                 Divisions Investing In
                                                                        =====================================
                                                                             Roszel /           Roszel /
                                                                           Fayez Sarofim      Kayne Anderson
                                                                             Large Cap       Rudnick Small-Mid
                                                                                Core            Cap Value
                                                                             Portfolio          Portfolio
                                                                        ================== ==================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                            $               0  $               0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                                (1)                (1)
                                                                        ------------------ ------------------
  Net Investment Income (Loss)                                                         (1)                (1)
                                                                        ------------------ ------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                   1                  4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                       (3)               (14)
 Capital Gain Distributions (Note 2)                                                    5                 10
                                                                        ------------------ ------------------
  Net Gain (Loss) on Investments                                                        3                  0
                                                                        ------------------ ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                              2                 (1)
                                                                        ------------------ ------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                 0                  1
 Contract Owner Withdrawals                                                           (14)               (27)
 Net Transfers In (Out) (Note 3)                                                        0                  1
 Contract Charges (Note 6)                                                              0                  0
                                                                        ------------------ ------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                               (14)               (25)
                                                                        ------------------ ------------------
Total Increase (Decrease) in Net Assets                                               (12)               (26)
Net Assets, Beginning of Period                                                        78                 74
                                                                        ------------------ ------------------
Net Assets, End of Period                                               $              66  $              48
                                                                        ================== ==================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account C ("Separate Account C"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account C is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support one annuity contract - Consults Annuity. Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:

   BlackRock Money Market V.I. Fund
   Roszel/William Blair International Portfolio
   Roszel/Alliance Large Cap Core Portfolio
   Roszel/Lazard International Portfolio
   Roszel/Davis Large Cap Value Portfolio
   Roszel/Lord Abbett Government Securities Portfolio
   Roszel/Lord Abbett Large Cap Value Portfolio
   Roszel/BlackRock Fixed-Income Portfolio
   Roszel/BlackRock Relative Value Portfolio
   Roszel/Delaware Small-Mid Cap Growth Portfolio
   Roszel/Loomis Sayles Large Cap Growth Portfolio
   Roszel/NWQ Small Cap value Portfolio
   Roszel/Rittenhouse Large Cap Growth Portfolio
   Roszel/Marscio Large Cap Growth Portfolio
   Roszel/Franklin Mid Cap Growth Portfolio
   Roszel/Fayez Sarofim Large Cap Core Portfolio
   Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio

   The assets of Separate Account C are registered in the name of ML of New York. The portion of Separate Account C's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc., respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial
   Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
   - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
   - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
   - Realized gains and losses on the sales of investments are computed on the first in first out basis.
   - All premiums and contract owner withdrawals are applied as described in the prospectus.
   - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate Account
   C provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The operations of Separate Account C are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account C for any Federal income tax attributable to Separate Account C. No charge is currently being made against Separate Account C for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account C if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account C may also be made.

3. NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account C investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases  and   proceeds  from sales of  investments for the year  ended  December 31, 2006 were as follows:

(In thousands)
                                                                             Purchases            Sales
                                                                        ------------------ ------------------
  BlackRock Money Market V.I. Fund                                      $               0  $               0
  Roszel / William Blair International Portfolio                                      141                 74
  Roszel / Lazard International Portfolio                                              78                 20
  Roszel / Davis Large Cap Value Portfolio                                              7                 28
  Roszel / Lord Abbett Government Securities Portfolio                                 20                  4
  Roszel / Lord Abbett Large Cap Value Portfolio                                      100                 60
  Roszel / BlackRock Fixed-Income Portfolio                                            25                  7
  Roszel / BlackRock Relative Value Portfolio                                          27                 39
  Roszel / Alliance Large Cap Core Portfolio                                            4                  1
  Roszel / Delaware Small-Mid Cap Growth Portfolio                                     11                 65
  Roszel / Loomis Sayles Large Cap Growth Portfolio                                    13                  2
  Roszel / NWQ Small Cap Value Portfolio                                              229                232
  Roszel / Rittenhouse Large Cap Growth Portfolio                                      19                  4
  Roszel / Marsico Large Cap Growth Portfolio                                          74                 66
  Roszel / Franklin Mid Cap Growth Portfolio                                            4                  1
  Roszel / Fayez Sarofim Large Cap Core Portfolio                                       5                  1
  Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio                        15                  3
                                                                        ------------------ ------------------
                                                                        $             772  $             607
                                                                        ================== ==================


5. UNIT VALUES

The following is  a summary  of units outstanding, unit values and net assets for variable annuity insurance contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
------------------
The investment  income  ratio represents  the  dividends, excluding  distributions of capital gains, received by  the  investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses  such as mortality and expense  charges, that  result in direct reduction in the unit values.
The recognition of  investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investments divisions invest.
Expense ratio:
------------------
The  expense  ratio represents the  annualized contract expenses of the separate accounts, consisting primarily of mortality  and expense charges, for  each period indicated. These ratios include only  those expenses that result in a direct reduction to  unit values. Charges made directly to contract owner accounts through the redemption of  units and expenses of the underlying fund are excluded.
Total return:
------------------
The  total  return  includes  changes in the  value of  the underlying mutual fund, which includes expenses assessed through  the reduction  of  unit  values. These  returns  do not include any  expenses assessed through  the  redemption  of units. Investment divisions with a date notation indicated the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effcetive date through the end of the reporting period.

(In thousands, except unit values)

BlackRock Money Market V.I. Fund
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            0   $       10.11 $            0          0.00%         1.85%         2.63%
                2005                            0            9.85              0          0.00          1.85          0.82
                2004                            2            9.77             15          0.80          1.85         -0.93
                2003                            6            9.86             61          0.93          1.85         -1.12
                2002                           46            9.97            462          1.28          1.85         -0.19

Roszel / William Blair International Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            5   $       17.43 $           95          3.01%         1.85%        19.31%
                2005                            1           14.61             20          0.00          1.85         14.77
                2004                            3           12.73             32          1.58          1.85          9.69
                2003                            3           11.60             31          0.00          1.85         31.46
                2002                            0            8.83              0          0.00          1.85         -4.12



Roszel / Lazard International Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            9   $       16.44 $          155          1.23%         1.85%        20.61%
                2005                            6           13.63             83          0.93          1.85          6.49
                2004                            9           12.80            116          0.57          1.85         14.16
                2003                            4           11.21             50          0.00          1.85         26.76
                2002                            0            8.85              0          0.00          1.85         -1.45



Roszel / Davis Large Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            6   $       14.44 $           81          1.42%         1.85%        17.62%
                2005                            8           12.27             94          0.93          1.85          2.25
                2004                            8           12.00             92          1.09          1.85         12.20
                2003                            8           10.70             83          0.00          1.85         26.89
                2002                            3            8.43             27          0.00          1.85         -3.95

Roszel / Lord Abbett Government Securities Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                           14   $       10.91 $          155          4.43%         1.85%         1.72%
                2005                           13           10.72            140          3.70          1.85          0.35
                2004                           31           10.68            337          3.25          1.85          2.10
                2003                           26           10.47            274          3.70          1.85         -0.07
                2002                            7           10.47             69          3.92          1.85          1.08

Roszel / Lord Abbett Large Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                           15   $       16.23 $          248          1.00%         1.85%        16.14%
                2005                           15           13.98            206          0.62          1.85          0.39
                2004                           35           13.92            493          0.43          1.85         10.55
                2003                           31           12.59            393          0.00          1.85         27.62
                2002                            4            9.87             36          0.00          1.85         -0.67



Roszel / BlackRock Fixed-Income Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                           24   $       10.29 $          242          3.73%         1.85%         1.28%
                2005                           22           10.16            226          3.33          1.85         -0.87
                2004                           28           10.25            286          2.91          1.85          0.17
                2003                           25           10.23            260          3.08          1.85          0.49
                2002                           10           10.18             97          2.52          1.85          1.12


Roszel / BlackRock Relative Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                           12   $       15.34 $          185          1.54%         1.85%        17.76%
                2005                           14           13.03            187          1.85          1.85          0.28
                2004                           19           12.99            246          1.15          1.85         11.94
                2003                           22           11.61            257          0.31          1.85         24.09
                2002                           17            9.35            156          0.00          1.85         -1.40

Roszel / Alliance Large Cap Core Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            2   $       11.66 $           19          0.19%         1.85%        -0.02%
                2005                            2           11.66             19          0.00          1.85          6.07
                2004                            3           10.99             33          0.55          1.85          1.90
                2003                            4           10.79             48          0.00          1.85         22.64
                2002                            3            8.80             26          0.00          1.85         -7.25

Roszel / Delaware Small-Mid Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            5   $       12.75 $           63          0.00%         1.85%         7.84%
                2005                           10           11.82            123          0.00          1.85          5.82
                2004                           13           11.17            143          0.00          1.85         10.65
                2003                            5           10.10             55          0.00          1.85         33.76
                2002                            1            7.55              9          0.00          1.85        -12.51



Roszel / Loomis Sayles Large Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            7   $       11.83 $           84          0.00%         1.85%        -5.80%
                2005                            7           12.56             86          0.00          1.85          8.28
                2004                           23           11.60            263          0.00          1.85          6.71
                2003                           17           10.87            190          1.85          1.85         23.13
                2002                            0            8.83              0          0.00          1.85         -7.81

Roszel / NWQ Small Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            8   $       19.00 $          152          0.27%         1.85%        17.83%
                2005                            9           16.12            153          0.00          1.85          9.82
                2004                           10           14.68            140          0.09          1.85         27.27
                2003                            4           11.54             41          0.00          1.85         50.43
                2002                            0            7.67              0          0.00          1.85         -7.39

Roszel / Rittenhouse Large Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                           11   $       11.49 $          130          0.34%         1.85%         7.86%
                2005                           11           10.66            114          0.62          1.85         -1.50
                2004                           18           10.82            199          0.12          1.85          2.17
                2003                           15           10.59            156          0.00          1.85         17.32
                2002                            2            9.03             19          0.00          1.85         -7.00

Roszel / Marsico Large Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            2   $       11.86 $           27          0.00%         1.85%         3.75%
                2005                            2           11.43             26          0.00          1.85          1.04
                2004                            5           11.31             52          0.02          1.85          2.70
                2003                            5           11.02             51          0.00          1.85         23.98
                2002                            0            8.89              0          0.00          1.85         -4.71



Roszel / Franklin Mid Cap Growth Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            1   $       13.30 $           14          0.00%         1.85%         5.63%
                2005                            1           12.59             12          0.00          1.85         10.56
                2004                            5           11.39             56          0.00          1.85          4.38
                2003                            5           10.91             59          0.00          1.85         27.79
                2002                            3            8.54             26          0.00          1.85         -8.23

Roszel / Fayez Sarofim Large Cap Core Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            6   $       13.02 $           74          1.78%         1.85%        11.03%
                2005                            6           11.73             66          0.00          1.85          1.63
                2004                            7           11.54             78          0.30          1.85          3.33
                2003                            9           11.17             98          0.00          1.85         24.68
                2002                            2            8.96             17          0.00          1.85         -6.27

Roszel / Kayne Anderson Rudnick Small-Mid Cap Value Portfolio
------------------------------------------------------
                                                                                  Investment
                                                                     Net Assets     Income         Expense        Total
            December 31,            Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                    ----------------------------------------------------------------------------------------
                2006                            4   $       12.14 $           54          1.11%         1.85%        10.71%
                2005                            4           10.97             48          0.00          1.85         -1.34
                2004                            7           11.16             74          0.00          1.85          8.34
                2003                            5           10.26             48          0.00          1.85         30.10
                2002                            1            7.89             10          0.00          1.85        -11.27


6.CHARGES AND FEES

  The  following table  is a listing  of  all  expenses  charged to the separate account.  Mortality and  expense  and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and Expense Charge     Daily - reduction of unit values        1/365 of 1.85% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50 at the end of each contract year and upon
                                                                                      a  full  withdrawal  only if  the greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $75,000.

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:

                                                                Roszel /                                  Roszel /
                                           BlackRock             William             Roszel /               Davis
                                             Money                Blair                Lazard             Large Cap
                                             Market           International        International            Value
                                           V.I. Fund            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2005                          2                    3                    9                    8
Activity during 2005:
     Issued                                             0                    0                    0                    0
     Redeemed                                          (2)                  (2)                  (3)                   0
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                        0                    1                    6                    8
Activity during 2006:
     Issued                                             0                    9                    4                    0
     Redeemed                                           0                   (5)                  (1)                  (2)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2006                        0                    5                    9                    6
                                      ==================== ==================== ==================== ====================


                                           Roszel /             Roszel /             Roszel /             Roszel /
                                          Lord Abbett          Lord Abbett           BlackRock            BlackRock
                                           Government           Large Cap              Fixed-              Relative
                                           Securities             Value                Income               Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2005                         31                   35                   28                   19
Activity during 2005:
     Issued                                             2                    0                    2                    1
     Redeemed                                         (20)                 (20)                  (8)                  (6)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                       13                   15                   22                   14
Activity during 2006:
     Issued                                             1                    4                    2                    1
     Redeemed                                           0                   (4)                   0                   (3)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2006                       14                   15                   24                   12
                                      ==================== ==================== ==================== ====================


                                           Roszel /             Roszel /             Roszel /             Roszel /
                                            Alliance             Delaware          Loomis Sayles             NWQ
                                           Large Cap            Small-Mid            Large Cap            Small Cap
                                              Core              Cap Growth             Growth               Value
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2005                          3                   13                   23                   10
Activity during 2005:
     Issued                                             0                    0                    0                    0
     Redeemed                                          (1)                  (3)                 (16)                  (1)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                        2                   10                    7                    9
Activity during 2006:
     Issued                                             0                    1                    0                   12
     Redeemed                                           0                   (6)                   0                  (13)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2006                        2                    5                    7                    8
                                      ==================== ==================== ==================== ====================


                                           Roszel /             Roszel /             Roszel /             Roszel /
                                          Rittenhouse            Marsico              Franklin          Fayez Sarofim
                                           Large Cap            Large Cap             Mid Cap             Large Cap
                                             Growth               Growth               Growth                Core
                                           Portfolio            Portfolio            Portfolio            Portfolio
                                      -------------------- -------------------- -------------------- --------------------
(In thousands)

Outstanding at January 1, 2005                         18                    5                    5                    7
Activity during 2005:
     Issued                                             1                    0                    0                    0
     Redeemed                                          (8)                  (3)                  (4)                  (1)
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2005                       11                    2                    1                    6
Activity during 2006:
     Issued                                             0                    6                    0                    0
     Redeemed                                           0                   (6)                   0                    0
                                      -------------------- -------------------- -------------------- --------------------
Outstanding at December 31, 2006                       11                    2                    1                    6
                                      ==================== ==================== ==================== ====================


                                           Roszel /
                                         Kayne Anderson
                                       Rudnick Small-Mid
                                           Cap Value
                                           Portfolio
                                      --------------------
(In thousands)

Outstanding at January 1, 2005                          7
Activity during 2005:
     Issued                                             0
     Redeemed                                          (3)
                                      --------------------
Outstanding at December 31, 2005                        4
Activity during 2006:
     Issued                                             0
     Redeemed                                           0
                                      --------------------
Outstanding at December 31, 2006                        4
                                      ====================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
ML Life Insurance Company of New York

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company") as of December 31, 2006 and 2005, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."

/s/ Deloitte & Touche LLP
New York, New York
March 2, 2007

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                     DECEMBER 31,   DECEMBER 31,
(dollars in thousands)                                                   2006           2005
                                                                     ------------   ------------
ASSETS
INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair
      value (amortized cost: 2006 - $133,127; 2005 - $165,404)        $  132,440     $  164,279
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $1,382; 2005 - $702)                                   1,386            706
   Policy loans on insurance contracts, at outstanding loan
      balances                                                            72,779         74,393
                                                                      ----------     ----------
                                                                         206,605        239,378
                                                                      ----------     ----------
CASH AND CASH EQUIVALENTS                                                 35,952         14,650
ACCRUED INVESTMENT INCOME                                                  3,622          3,934
DEFERRED POLICY ACQUISITION COSTS                                         22,485         23,038
DEFERRED SALES INDUCEMENTS                                                 1,840            601
OTHER ASSETS                                                               8,027          3,772
SEPARATE ACCOUNTS ASSETS                                                 970,012        946,261
                                                                      ----------     ----------
TOTAL ASSETS                                                          $1,248,543     $1,231,634
                                                                      ==========     ==========

See Notes to Financial Statements.                                   (Continued)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                   DECEMBER 31,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)       2006           2005
                                                                   ------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                                    $  152,840     $  168,880
   Future policy benefits                                               22,326         22,546
   Claims and claims settlement expenses                                 8,501          3,329
                                                                    ----------     ----------
                                                                       183,667        194,755
                                                                    ----------     ----------
OTHER POLICYHOLDER FUNDS                                                   679            264
FEDERAL INCOME TAXES -- DEFERRED                                         2,089          2,091
FEDERAL INCOME TAXES -- CURRENT                                          1,064            642
AFFILIATED PAYABLES -- NET                                               1,417          2,869
OTHER LIABILITIES                                                        1,849            863
SEPARATE ACCOUNTS LIABILITIES                                          970,012        946,261
                                                                    ----------     ----------
TOTAL LIABILITIES                                                    1,160,777      1,147,745
                                                                    ----------     ----------
STOCKHOLDER'S EQUITY
   Common stock ($10 par value; 220,000 shares authorized, issued
      and outstanding)                                                   2,200          2,200
   Additional paid-in capital                                           52,310         52,310
   Accumulated other comprehensive loss, net of taxes                     (753)        (1,177)
   Retained earnings                                                    34,009         30,556
                                                                    ----------     ----------
TOTAL STOCKHOLDER'S EQUITY                                              87,766         83,889
                                                                    ----------     ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $1,248,543     $1,231,634
                                                                    ==========     ==========

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                             STATEMENTS OF EARNINGS

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------
(dollars in thousands)                                      2006      2005      2004
                                                          -------   -------   -------
NET REVENUES
   Policy charge revenue                                  $19,577   $18,431   $18,426
   Net investment income                                   11,523    11,275    11,222
   Net realized investment gains (loss)                       (71)    1,799       127
                                                          -------   -------   -------
TOTAL NET REVENUES                                         31,029    31,505    29,775
                                                          -------   -------   -------
BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities            7,823     8,216     9,096
   Policy benefits (net of reinsurance recoveries:
      2006 - $1,219; 2005 - $98; 2004 - $1,066)             2,608     2,501     3,014
   Reinsurance premium ceded                                1,915     1,845     1,722
   Amortization of deferred policy acquisition costs        3,269     7,005       821
   Insurance expenses and taxes                             4,424     4,699     3,999
                                                          -------   -------   -------
TOTAL BENEFITS AND EXPENSES                                20,039    24,266    18,652
                                                          -------   -------   -------
EARNINGS BEFORE FEDERAL INCOME TAXES                       10,990     7,239    11,123
                                                          -------   -------   -------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                  3,656     2,585     2,597
   Deferred                                                  (230)     (814)      662
                                                          -------   -------   -------
TOTAL FEDERAL INCOME TAX EXPENSE                            3,426     1,771     3,259
                                                          -------   -------   -------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE              7,564     5,468     7,864
                                                          -------   -------   -------
   Change in Accounting Principle, Net of Tax                  --        --    (2,032)
                                                          -------   -------   -------
NET EARNINGS                                              $ 7,564   $ 5,468   $ 5,832
                                                          =======   =======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------
(dollars in thousands)                                      2006      2005      2004
                                                           ------   -------   -------
NET EARNINGS                                               $7,564   $ 5,468   $ 5,832
                                                           ------   -------   -------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on
      available-for-sale securities:
      Net unrealized holding gains (losses)
         arising during the period                            509    (1,474)   (2,133)
      Reclassification adjustment for gains
         included in net earnings                             (71)   (1,799)     (127)
                                                           ------   -------   -------
                                                              438    (3,273)   (2,260)
                                                           ------   -------   -------
   Adjustments for policyholder liabilities                   214       512     1,132
   Adjustments for deferred federal income taxes             (228)      966       395
                                                           ------   -------   -------
Total other comprehensive income (loss), net of taxes         424    (1,795)     (733)
                                                           ------   -------   -------
COMPREHENSIVE INCOME                                       $7,988   $ 3,673   $ 5,099
                                                           ======   =======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                               ACCUMULATED
                                                                 ADDITIONAL       OTHER                      TOTAL
                                                        COMMON     PAID-IN    COMPREHENSIVE   RETAINED   STOCKHOLDER'S
(dollars in thousands)                                   STOCK     CAPITAL    INCOME (LOSS)   EARNINGS       EQUITY
                                                        ------   ----------   -------------   --------   -------------
BALANCE, JANUARY 1, 2004                                $2,200     $52,310       $ 1,351      $21,756       $77,617
Net earnings                                                                                    5,832         5,832
Cash dividend paid to parent                                                                   (2,500)       (2,500)
Other comprehensive loss, net of taxes                                              (733)                      (733)
                                                        ------     -------       -------      -------       -------
BALANCE, DECEMBER 31, 2004                               2,200      52,310           618       25,088        80,216
Net earnings                                                                                    5,468         5,468
Other comprehensive loss, net of taxes                                            (1,795)                    (1,795)
                                                        ------     -------       -------      -------       -------
BALANCE, DECEMBER 31, 2005                               2,200      52,310        (1,177)      30,556        83,889
Net earnings                                                                                    7,564         7,564
Cash dividend paid to parent                                                                   (4,111)       (4,111)
Other comprehensive income, net of taxes                                             424                        424
                                                        ------     -------       -------      -------       -------
BALANCE, DECEMBER 31, 2006                              $2,200     $52,310       $  (753)     $34,009       $87,766
                                                        ======     =======       =======      =======       =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                            FOR THE YEARS
                                                                          ENDED DECEMBER 31,
                                                                    ------------------------------
(dollars in thousands)                                                2006       2005       2004
                                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                        $  7,564   $  5,468   $  5,832
Noncash items included in earnings:
   Change in accounting principle, net of tax                             --         --      2,032
   Amortization of deferred policy acquisition costs                   3,269      7,005        821
   Capitalization of policy acquisition costs                         (2,716)    (1,911)    (3,924)
   Amortization of deferred sales inducements                             63        (28)        --
   Capitalization of sales inducements                                (1,302)      (573)        --
   Amortization of investments                                           603        821        622
   Interest credited to policyholder liabilities                       7,823      8,216      9,096
   Change in guaranteed benefit liabilities                               56        285       (188)
   Deferred federal income tax expense (benefit)                        (230)      (814)       662
(Increase) decrease in operating assets:
   Accrued investment income                                             312        (15)       413
   Other                                                              (4,255)     2,206     (2,330)
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                               5,172     (1,936)     1,338
   Other policyholder funds                                              415       (835)    (1,015)
   Federal income taxes -- current                                       422        (92)      (231)
   Affiliated payables -- net                                         (1,452)       512       (480)
   Other                                                                 986        863        (28)
Other operating activities:
   Net realized investment (gains) losses                                 71     (1,799)      (127)
                                                                    --------   --------   --------
Net cash and cash equivalents provided by operating activities        16,801     17,373     12,493
                                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                             22,173     36,283     26,368
   Maturities of available-for-sale securities                        41,403     13,182     26,870
   Purchases of available-for-sale securities                        (32,653)   (36,992)   (53,564)
   Policy loans on insurance contracts -- net                          1,614      2,357      4,242
                                                                    --------   --------   --------
   Net cash and cash equivalents provided by investing activities     32,537     14,830      3,916
                                                                    --------   --------   --------

See Notes to Financial Statements.                                   (Continued)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                             FOR THE YEARS
                                                                          ENDED DECEMBER 31,
                                                                    ------------------------------
(dollars in thousands)                                                2006       2005       2004
                                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                                     $ (4,111)  $     --   $ (2,500)
   Policyholder deposits (excludes internal policy
      replacement deposits)                                           52,072     35,439     71,983
   Policyholder withdrawals (including transfers from
      separate accounts)                                             (75,997)   (59,641)   (91,581)
                                                                    --------   --------   --------
Net cash and cash equivalents used in financing activities           (28,036)   (24,202)   (22,098)
                                                                    --------   --------   --------
Net increase (decrease) in cash and cash equivalents                  21,302      8,001     (5,689)
Cash and cash equivalents, beginning of year                          14,650      6,649     12,338
                                                                    --------   --------   --------
Cash and cash equivalents, end of year                              $ 35,952   $ 14,650   $  6,649
                                                                    ========   ========   ========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                             $  3,234   $  2,677   $  2,828
   Interest                                                              179         67         25

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                          NOTES TO FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Policy loans on insurance contracts are stated at unpaid principal balances.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS ("DAC")

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a rollforward of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                      2006      2005      2004
                    -------   -------   -------
Beginning balance   $ 6,949   $ 8,167   $ 8,830
Interest accrued        521       613       662
Amortization         (1,477)   (1,831)   (1,325)
                    -------   -------   -------
Ending balance      $ 5,993   $ 6,949   $ 8,167
                    =======   =======   =======

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2007   2008   2009   2010   2011
----   ----   ----   ----   ----
$768   $726   $705   $690   $673

DEFERRED SALES INDUCEMENTS

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. The expense associated with offering this bonus is deferred and amortized over the anticipated life of the related contracts consistent with the amortization of DAC. The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

SEPARATE ACCOUNTS

The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES

The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products                 4.00%
Interest-sensitive deferred annuities   3.00% -- 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 8.80%. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

FEDERAL INCOME TAXES

The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

ACCOUNTING PRONOUNCEMENTS

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of Statement No. 157, Fair Value Measurements ("SFAS No. 157"). The Company intends to early adopt SFAS No. 159 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company's practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company's Financial Statements.

As of December 31, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. The interpretations in the SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of the SAB did not have an impact on the Company's Financial Statements.

In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company intends to early adopt SFAS No. 157 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2004, the Company adopted the provisions of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments at December 31 were:


                                                2006         2005
                                             ----------   ----------
Assets:
   Fixed maturity securities (1)             $  132,440   $  164,279
   Equity securities (1)                          1,386          706
   Policy loans on insurance contracts (2)       72,779       74,393
   Cash and cash equivalents (3)                 35,952       14,650
   Separate accounts assets (4)                 970,012      946,261
                                             ----------   ----------
Total assets:                                $1,212,569   $1,200,289
                                             ==========   ==========
Liabilities :
   Policyholder account balances (5)         $  152,840   $  168,880
                                             ==========   ==========

----------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in the Separate Accounts are carried at the net asset value provided by the fund managers.

(5) The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity and equity securities at December 31 were:

                                                           2006
                                     -----------------------------------------------
                                       Cost/        Gross        Gross     Estimated
                                     Amortized   Unrealized   Unrealized     Fair
                                        Cost        Gains       Losses       Value
                                     ---------   ----------   ----------   ---------
Fixed maturity securities:
   Corporate debt securities          $116,328     $  630       $1,622      $115,336
   Mortgage-backed securities            7,083         25           38         7,070
   U.S. Government and agencies          6,217        105            4         6,318
   Foreign governments                   3,499        254           37         3,716
                                      --------     ------       ------      --------
Total fixed maturity securities       $133,127     $1,014       $1,701      $132,440
                                      ========     ======       ======      ========
Equity securities:
   Non-redeemable preferred stocks    $  1,382     $    8       $    4      $  1,386
                                      ========     ======       ======      ========

                                                           2005
                                     -----------------------------------------------
                                       Cost/        Gross        Gross     Estimated
                                     Amortized   Unrealized   Unrealized     Fair
                                        Cost        Gains       Losses       Value
                                     ---------   ----------   ----------   ---------
Fixed maturity securities:
   Corporate debt securities          $151,263     $1,052       $2,650     $149,665
   U.S. Government and agencies          7,043        221           --        7,264
   Foreign governments                   4,499        324           59        4,764
   Mortgage-backed securities            2,599         34           47        2,586
                                      --------     ------       ------     --------
Total fixed maturity securities       $165,404     $1,631       $2,756     $164,279
                                      ========     ======       ======     ========
Equity securities:
   Non-redeemable preferred stocks    $    702     $    4       $   --     $    706
                                      ========     ======       ======     ========

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31 were:

                                                                          2006
                                        ------------------------------------------------------------------------
                                          Less than 12 months      More than 12 Months             Total
                                        ----------------------   ----------------------   ----------------------
                                        Estimated                Estimated                Estimated
                                           Fair     Unrealized     Fair      Unrealized      Fair     Unrealized
                                          Value       Losses       Value       Losses       Value       Losses
                                        ---------   ----------   ---------   ----------   ---------   ----------
Fixed maturity securities:
   Corporate debt securities             $11,126        $52       $73,477      $1,570      $84,603      $1,622
   Mortgage-backed securities                156         --         2,115          38        2,271          38
   Foreign governments                        --         --         1,462          37        1,462          37
   U.S. Government and agencies            1,194          4            --          --        1,194           4
Equity securities:
   Non-redeemable preferred stocks           965          4            --          --          965           4
                                         -------        ---       -------      ------      -------      ------
Total temporarily impaired securities    $13,441        $60       $77,054      $1,645      $90,495      $1,705
                                         =======        ===       =======      ======      =======      ======

                                                                          2005
                                        ------------------------------------------------------------------------
                                          Less than 12 months      More than 12 Months             Total
                                        ----------------------   ----------------------   ----------------------
                                        Estimated                Estimated                Estimated
                                           Fair     Unrealized     Fair      Unrealized      Fair     Unrealized
                                          Value       Losses       Value       Losses       Value       Losses
                                        ---------   ----------   ---------   ----------   ---------   ----------
Fixed maturity securities:
   Corporate debt securities             $54,548       $874       $64,241      $1,776      $118,789     $2,650
   U.S. Government and agencies               --         --         2,440          59         2,440         59
   Mortgage-backed securities              1,469         21           743          26         2,212         47
                                         -------       ----       -------      ------      --------     ------
Total temporarily impaired securities    $56,017       $895       $67,424      $1,861      $123,441     $2,756
                                         =======       ====       =======      ======      ========     ======

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no realized investment losses due to other-than-temporary declines in fair value of securities for the years ended December 31, 2006, 2005 and 2004.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                     2006
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
Fixed maturity securities:
   Due in one year or less                   $ 32,843    $ 32,654
   Due after one year through five years       71,574      70,434
   Due after five years through ten years      14,235      14,324
   Due after ten years                          7,392       7,958
                                             --------    --------
                                              126,044     125,370
   Mortgage-backed securities                   7,083       7,070
                                             --------    --------
Total fixed maturity securities              $133,127    $132,440
                                             ========    ========

                                                     2005
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
Fixed maturity securities:
   Due in one year or less                   $ 43,051    $ 42,782
   Due after one year through five years      102,664     100,914
   Due after five years through ten years       9,708       9,742
   Due after ten years                          7,382       8,255
                                             --------    --------
                                              162,805     161,693
   Mortgage-backed securities                   2,599       2,586
                                             --------    --------
Total fixed maturity securities              $165,404    $164,279
                                             ========    ========

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                     2006
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
AAA                                          $ 32,191    $ 32,209
AA                                             29,013      28,882
A                                              45,625      45,285
BBB                                            26,298      26,064
Below investment grade                             --          --
                                             --------    --------
Total fixed maturity securities              $133,127    $132,440
                                             ========    ========
Investment grade                                  100%        100%
Below investment grade                              0%          0%

                                                     2005
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
AAA                                         $  37,172    $ 37,277
AA                                             28,547      27,906
A                                              72,124      71,953
BBB                                            25,338      24,958
Below investment grade                          2,223       2,185
                                             --------    --------
Total fixed maturity securities              $165,404    $164,279
                                             ========    ========
Investment grade                                   99%         99%
Below investment grade                              1%          1%

At December 31, 2006 and 2005, the carrying value of fixed maturity securities rated BBB- were $4,875 and $5,699, respectively, which is the lowest investment grade rating given by Standard and Poor's.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes at December 31 were as follows:

                                                         2006     2005
                                                        -----   -------
Assets:
   Fixed maturity securities                            $(687)  $(1,125)
   Equity securities                                        4         4
                                                        -----   -------
                                                         (683)   (1,121)
                                                        -----   -------
Liabilities:
   Policyholder account balances                          476       690
   Federal income taxes -- deferred                      (406)     (634)
                                                        -----   -------
                                                           70        56
                                                        -----   -------
Stockholder equity:
   Accumulated other comprehensive loss, net of taxes   $(753)  $(1,177)
                                                        =====   =======

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                     2006      2005      2004
                                   -------   -------   -------
Proceeds                           $22,173   $36,283   $26,368
Gross realized investment gains         89     2,114       280
Gross realized investment losses       160       315       153

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $7,864, $17,299 and $14,811 for the years ended December 31, 2006, 2005 and 2004, respectively.

During the 2006, 2005 and 2004 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.

The Company had investment securities with a carrying value of $855 and $869 that were deposited with insurance regulatory authorities at December 31, 2006 and 2005, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                        2006      2005      2004
                                      -------   -------   -------
Fixed maturity securities             $ 6,930   $ 7,411   $ 7,416
Policy loans on insurance contracts     3,560     3,679     3,751
Cash and cash equivalents               1,397       480       265
Equity securities                          53        17        --
Other                                     (20)       --       129
                                      -------   -------   -------
Gross investment income                11,920    11,587    11,561
Less investment expenses                 (397)     (312)     (339)
                                      -------   -------   -------
Net investment income                 $11,523   $11,275   $11,222
                                      =======   =======   =======

Net realized investment gains (losses), for the years ended December 31 were as follows:

                            2006    2005    2004
                            ----   ------   ----
Fixed maturity securities   $(71)  $1,799   $127
                            ====   ======   ====

NOTE 4. DAC

The components of amortization of DAC for the years ended December 31 were as follows:

                                                            2006     2005      2004
                                                           ------   ------   -------
Normal amortization related to variable life and annuity
   insurance products                                      $4,180   $3,820   $ 3,788
Unlocking related to variable life insurance products        (267)    (157)       --
Unlocking related to variable annuity insurance products     (644)   3,342    (2,967)
                                                           ------   ------   -------
Total amortization of DAC                                  $3,269   $7,005   $   821
                                                           ======   ======   =======

During 2006, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking. This is consistent with the application of the reversion to the mean approach, which is described in more detail below.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products in connection to historical surrender experience and reinsurance assumptions.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Separate Accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. DEFERRED SALES INDUCEMENTS

During 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements for the years ended December 31 were as follows:

                     2006    2005
                    ------   ----
Beginning balance   $  601   $ --
Capitalization       1,302    573
Amortization           (63)    28
                    ------   ----
Ending balance      $1,840   $601
                    ======   ====

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEED BENEFITS

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit ("GMIB") and a guaranteed minimum withdrawal benefit ("GMWB"). Information regarding the general characteristics of each guaranteed benefit type is provided below:

     - In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

     - In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

     - Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments, regardless of the impact of market performance on the contract owner's account value. In general, withdrawal percentages are based on the contract owner's age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in March 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

                                                    2006                       2005
                                          ------------------------   ------------------------
                                            GMDB      GMIB    GMWB     GMDB      GMIB    GMWB
                                          -------   -------   ----   -------   -------   ----
Net amount at risk (1)                    $27,959     $84     $ --   $49,572     $100    $n/a
Average attained age of contract owners        68      60       72        67       59     n/a
Weighted average period remaining
   until expected annuitization               n/a   7.9 yrs    n/a       n/a   8.5 yrs    n/a

----------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

                                GMDB    GMIB
                               ------   ----
Balance at January 1, 2005     $2,863   $ 26

Guaranteed benefits incurred    1,345     50
Guaranteed benefits paid         (892)    --
Unlocking                        (233)    --
                               ------   ----
Balance at December 31, 2005    3,083     76

Guaranteed benefits incurred    1,277    126
Guaranteed benefits paid         (855)    --
Unlocking                        (669)   163
                               ------   ----
Balance at December 31, 2006   $2,836   $365
                               ======   ====

The Company unlocked its GMDB liabilities during 2006 and 2005 and its GMIB liabilities during 2006 as a result of modeling refinements that were implemented.

The Company records liabilities for contracts containing GMWB provisions as a component of other policyholder funds in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The Company regularly evaluates the estimates used and adjusts the GMWB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised. Based on the Company's modeling assumptions, the variable annuity GMWB liability at December 31, 2006 was $0.

At December 31, contract owners' account balances by mutual fund class for contracts containing guaranteed benefit provisions were distributed as follows:

                                                   2006
                        ---------------------------------------------------------
                                                         Money
                         Equity      Bond    Balanced   Market   Other     Total
                        --------   -------   --------   ------   -----   --------
GMDB only               $343,921   100,346    56,066    19,417     253   $520,003
GMDB and GMIB            110,333    24,795    21,938     3,179   1,287    161,532
GMDB and GMWB              7,083     1,771     2,469        16     298     11,637
GMWB only                  7,233     1,903     1,713        57     370     11,276
GMIB only                  4,750       809       534        --     106      6,199
No guaranteed benefit      2,271       372       366        --      89      3,098
                        --------   -------    ------    ------   -----   --------
Total                   $475,591   129,996    83,086    22,669   2,403   $713,745
                        ========   =======    ======    ======   =====   ========

                                                   2005
                        ---------------------------------------------------------
                                             Money
                         Equity      Bond    Market   Balanced   Other     Total
                        --------   -------   ------   --------   -----   --------
GMDB only               $371,277   117,433   53,033    20,933      161   $562,837
GMDB and GMIB             79,528    20,512   17,093     3,815      699    121,647
GMIB only                  1,847       513       --       316      114      2,790
No guaranteed benefit      1,010       157      250        --       71      1,488
                        --------   -------   ------    ------    -----   --------
Total                   $453,662   138,615   70,376    25,064    1,045   $688,762
                        ========   =======   ======    ======    =====   ========

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2006 and 2005 was $219 and $205, respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                 2006       2005
               --------   --------
Balanced       $108,938   $102,463
Equity           82,920     83,953
Bond             32,903     35,692
Money Market     31,506     33,530
Other                --      1,861
               --------   --------
Total          $256,267   $257,499
               ========   ========

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                       2006     2005     2004
                                                      ------   ------   ------
Provisions for income taxes computed at Federal
   statutory rate                                     $3,847   $2,533   $3,893
Increase (decrease) in income taxes resulting from:
   Dividend received deduction                          (360)    (772)    (622)
   Foreign tax credit                                    (61)      10      (12)
                                                      ------   ------   ------
Federal income tax provision                          $3,426   $1,771   $3,259
                                                      ======   ======   ======

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                                   2006     2005     2004
                                                  -----   -------   ------
Deferred sales inducements                        $ 434   $   210   $   --
DAC (1)                                              49    (1,401)   1,414
Investment adjustment                                27       693      (19)
Policyholder account balances (1)                  (740)     (316)    (733)
                                                  -----   -------   ------
Deferred Federal income tax provision (benefit)   $(230)  $  (814)  $  662
                                                  =====   =======   ======

----------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                        2006      2005
                                      -------   -------
Deferred tax assets:
   Policyholder account balances      $ 3,807   $ 3,067
   Investment adjustments                 745       772
   Net unrealized investment
      loss on investment securities       406       634
                                      -------   -------
Total deferred tax assets               4,958     4,473
                                      -------   -------
Deferred tax liabilities:
   DAC                                  6,403     6,354
   Deferred sales inducements             644       210
                                      -------   -------
Total deferred tax liabilities          7,047     6,564
                                      -------   -------
Net deferred tax liability            $(2,089)  $(2,091)
                                      =======   =======

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2006, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $113 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2006, the Company had the following life insurance inforce:

                                                                        Percentage
                                    Ceded to      Assumed                of amount
                           Gross      other     from other      Net     assumed to
                          amount    companies    companies    amount        net
                         --------   ---------   ----------   --------   ----------
Life insurance inforce   $588,909    $74,383      $1,435     $515,961      0.3%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts.

Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2006, 68% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,842, $3,954 and $3,616 for 2006, 2005 and 2004, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $179, $67 and $25 for 2006, 2005 and 2004, respectively. Intercompany interest is included in net investment income.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,986, $2,042 and $3,304 for 2006, 2005 and 2004, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

MLIG has entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $198, $205 and $180 during 2006, 2005 and 2004, respectively.

Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $96. Charges for 2005 and 2004 were $155 and $169, respectively.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2006 and 2004, the Company paid ordinary cash dividends of $4,111 and $2,500, respectively, to MLIG. During 2005, the Company did not pay a dividend.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

Statutory capital and surplus at December 31, 2006 and 2005, was $56,734 and $43,307, respectively. At December 31, 2006 and December 31, 2005, approximately $5,453 and 4,111, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval from the New York insurance department.

The Company's statutory net income for 2006, 2005 and 2004 was $17,427, $10,662 and $7,141, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company's risk profile. As of December 31, 2006, and 2005, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations. In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts, for the years ended December 31.

                                                            ANNUITIES
                                                 -------------------------------
                                                    2006       2005       2004
                                                 ---------   --------   --------
Policy charge revenue                            $  12,188   $ 11,085   $ 10,802
Net interest spread (1)                              1,492      1,055        707
Net realized in investment gains (losses)              (67)     1,799        113
                                                 ---------   --------   --------
Net revenues                                        13,613     13,939     11,622
                                                 ---------   --------   --------
Policy benefits                                        961      1,136      1,309
Reinsurance premium ceded                              483        406        243
Amortization of DAC                                  2,005      5,529       (309)
Insurance expenses and taxes                         3,256      3,388      2,730
                                                 ---------   --------   --------
Net benefits and expenses                            6,705     10,459      3,973
                                                 ---------   --------   --------
Earnings before federal income taxes                 6,908      3,480      7,649
                                                 ---------   --------   --------
Federal income tax provision                         2,139        736      2,431
                                                 ---------   --------   --------
Earnings before change in accounting principal       4,769      2,744      5,218
                                                 ---------   --------   --------
Change in accounting principal, net of tax              --         --     (1,917)
                                                 ---------   --------   --------
Net earnings                                     $   4,769   $  2,744   $  3,301
                                                 =========   ========   ========
Select Balance Sheet information:
Total assets                                     $ 843,748   $837,047   $875,359
Total policyholder liabilities and accruals         95,974    108,782    122,453

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                          LIFE INSURANCE
                                                 -------------------------------
                                                   2006       2005        2004
                                                 --------   --------   --------
Policy charge revenue                            $  7,389   $  7,346   $  7,624
Net interest spread (1)                               815      1,045        552
Net realized in investment gains (losses)              --         --         --
                                                 --------   --------   --------
Net revenues                                        8,204      8,391      8,176
                                                 --------   --------   --------
Policy benefits                                     1,647      1,365      1,705
Reinsurance premium ceded                           1,432      1,439      1,479
Amortization of DAC                                 1,264      1,476      1,130
Insurance expenses and taxes                        1,168      1,311      1,269
                                                 --------   --------   --------
Net benefits and expenses                           5,511      5,591      5,583
                                                 --------   --------   --------
Earnings before federal income taxes                2,693      2,800      2,593
                                                 --------   --------   --------
Federal income tax provision                          801        700        520
                                                 --------   --------   --------
Earnings before change in accounting principal      1,892      2,100      2,073
                                                 --------   --------   --------
Change in accounting principal, net of tax             --         --       (115)
                                                 --------   --------   --------
Net earnings                                     $  1,892   $  2,100   $  1,958
                                                 ========   ========   ========
Select Balance Sheet information:
Total assets                                     $359,284   $359,982   $380,257
Total policyholder liabilities and accruals        87,693     85,973     90,451

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                       OTHER
                                            ---------------------------
                                              2006      2005      2004
                                            -------   -------   -------
Policy charge revenue                       $    --   $    --   $    --
Net interest spread (1)                       1,393       959       867
Net realized in investment gains (losses)        (4)       --        14
                                            -------   -------   -------
Net revenues                                  1,389       959       881
                                            -------   -------   -------
Earnings before federal income taxes          1,389       959       881
                                            -------   -------   -------
Federal income tax provision                    486       335       308
                                            -------   -------   -------
Net earnings                                $   903   $   624   $   573
                                            =======   =======   =======
Select Balance Sheet information:
Total assets                                $45,511   $34,605   $25,963

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's total revenues by contract type for the years ended December 31:

                                     2006      2005      2004
                                   -------   -------   -------
Annuities:
   Variable annuities              $12,834   $11,658   $11,325
   Interest-sensitive annuities        779     2,281       297
                                   -------   -------   -------
Total Annuities                     13,613    13,939    11,622
                                   -------   -------   -------
Life Insurance:
   Variable Life                     8,147     8,346     8,134
   Interest-sensitive whole life        57        45        42
                                   -------   -------   -------
Total Life Insurance                 8,204     8,391     8,176
                                   -------   -------   -------
Other                                1,389       959       881
                                   -------   -------   -------
Net Revenues (1)                   $23,206   $23,289   $20,679
                                   =======   =======   =======

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account C as of December 31, 2006 and for the two
                    years ended December 31, 2006 and the Notes relating
                    thereto appear in the Statement of Additional Information.
      (2)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2006 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information.
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account C. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-90430 Filed June 13, 2002.)
      (2)          Not Applicable.
      (3)          Form of Underwriting Agreement Between ML Life Insurance
                    Company of New York and Merrill Lynch, Pierce, Fenner &
                    Smith Incorporated. (Incorporated by Reference to
                    Registrant's Pre-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-90430 Filed August 26, 2002.)
      (4) (a)      Form of Contract for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-90430 Filed June 13, 2002.)
          (b)      Individual Retirement Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-90430 Filed August 26,
                    2002.)
          (c)      Tax-Sheltered Annuity Endorsement. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-90430 Filed August 26,
                    2002.)
          (d)      Qualified Plan Endorsement. (Incorporated by Reference to ML
                    of New York Variable Annuity Separate Account A's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
      (5)          Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity. (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-90430 Filed June 13, 2002.)
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company. (Incorporated by Reference
                    to ML of New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York. (Incorporated by Reference to ML of
                    New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to ML of New York Variable
                    Annuity Separate Account A's Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 filed December 9,
                    1996.)
      (7)          Not Applicable.
      (8) (a)      Amended General Agency Agreement. (Incorporated by Reference
                    to ML of New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 33-43654 Filed April 28, 1994.)
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)

          (c)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (e)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (f)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company
                    of New York. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (g)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York. (Incorporated by Reference to ML of
                    New York Variable Annuity Separate Account A's
                    Post-Effective Amendment No. 12 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 1998.)
          (h)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to ML of New
                    York Variable Annuity Separate Account A's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (i)      Form of Participation Agreement Between MLIG Variable
                    Insurance Trust, Merrill Lynch Pierce, Fenner & Smith,
                    Inc., and ML Life Insurance Company of New York.
          (j)      Form of Rule 22c-2 Shareholder Information Agreement Between
                    BlackRock Distributors, Inc. and ML Life Insurance Company
                    of New York.
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-90430
                    Filed August 26, 2002.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP.
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    registered public accounting firm.
          (c)      Written Consent of Barry G. Skolnick, Esq.
     (11)          Not Applicable.
     (12)          Not Applicable.
     (13) (a)      Powers of Attorney (Incorporated by Reference to ML of New
                    York Variable Annuity Separate Account A's Post Effective
                    Amendment No. 4 to Form N-4, Registration No. 333-119611
                    Filed April 21, 2006.)


ITEM 25. DIRECTORS AND OFFICERS OF ML LIFE INSURANCE COMPANY OF NEW YORK


NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1700 Merrill Lynch Drive,     Director, Chairman of the Board,
                                 3(rd) Floor,                    President, Chief Executive Officer
                                 Pennington, NJ 08534            and Chief Actuary.
Frederick J.C. Butler            Bentley Associates LP         Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
John C. Carroll                  1700 Merrill Lynch Drive,     Director and Senior Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apt. 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1700 Merrill Lynch Drive,     Director, Senior Vice President,
                                 3(rd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Paul Michalowski                 1700 Merrill Lynch Drive,     Director and Vice President.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             1700 Merrill Lynch Drive,     Director and Senior Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Lori M. Salvo                    1700 Merrill Lynch Drive,     Director, Vice President, Chief
                                 3(rd) Floor,                    Compliance Officer, Deputy General
                                 Pennington, NJ 08534            Counsel, and Secretary.
Cynthia Kahn Sherman             4101 Gulf Shore Blvd. North   Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1700 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 3(rd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Joseph Benesch                   1700 Merrill Lynch Drive,     Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Mark Buchinsky                   1700 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1700 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Elizabeth Garrison               1700 Merrill Lynch Drive,     Vice President and Controller.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Frances C. Grabish               1700 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Richard Gracey                   1700 Merrill Lynch Drive,     Vice President and Actuary.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1700 Merrill Lynch Drive,     Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Sharon Hockersmith               4802 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Hsiang Kau                       1700 Merrill Lynch Drive,     Vice President and Pricing Actuary.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Radha Lakshminarayanan           1700 Merrill Lynch Drive,     Vice President and Corporate
                                 3(rd) Floor                     Actuary.
                                 Pennington, NJ 08534
Kirsty Lieberman                 1700 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Patrick Lusk                     1700 Merrill Lynch Drive,     Vice President and Financial
                                 3(rd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Denise Marshall                  1700 Merrill Lynch Drive,     Vice President, Senior Paralegal and
                                 3(rd) Floor,                    Assistant Secretary.
                                 Pennington, NJ 08534
Robin A. Maston                  1700 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 3(rd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4802 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Heather Reilly                   1700 Merrill Lynch Drive,     Vice President and Compliance
                                 3(rd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1700 Merrill Lynch Drive,     Vice President.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1700 Merrill Lynch Drive,     Vice President and Counsel.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1700 Merrill Lynch Drive,     Vice President and Director of
                                 3(rd) Floor,                    Compliance.
                                 Pennington, NJ 08534
Kelley Woods                     4802 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


The following are subsidiaries of ML & Co. as of December 29, 2006 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.


                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
    Merrill Lynch, Pierce, Fenner & Smith
      Incorporated(1)...................................        Delaware
        Merrill Lynch Life Agency Inc.(2)...............        Washington
        Merrill Lynch Professional Clearing Corp.(3)....        Delaware
        Merrill Lynch Singapore Commodities Pte.
           Ltd. ........................................        Singapore
        ML Petrie Parkman Co., Inc. ....................        Delaware
    Merrill Lynch Capital Services, Inc. ...............        Delaware
        Merrill Lynch Commodities, Inc. ................        Delaware
    Merrill Lynch Government Securities Inc. ...........        Delaware
        Merrill Lynch Money Markets Inc. ...............        Delaware
    Merrill Lynch Group, Inc. ..........................        Delaware
        Investor Protection Insurance Company...........        Vermont
        Merrill Lynch Credit Reinsurance Limited........        Bermuda
        FAM Distributors, Inc. .........................        Delaware
        Merrill Lynch Investment Holdings (Mauritius)
           Limited(4)...................................        Mauritius
            Merrill Lynch (Mauritius) Investments
               Limited..................................        Mauritius
                DSP Merrill Lynch Limited(5)............        Mumbai, India
                     DSP Merrill Lynch Capital
                       Limited..........................        Mumbai, India
                     DSP Merrill Lynch Securities
                       Trading Limited..................        Mumbai, India
                     DSP Merrill Lynch Trust Services
                       Limited..........................        Mumbai, India
        ML Invest, Inc. ................................        Delaware
            Merrill Lynch Investment Managers Group
               Services Limited.........................        England
                Merrill Lynch Investment Managers
                   (Finance) Limited....................        England
                     Merrill Lynch Investment Managers
                       Holdings B.V.....................        Netherlands
            Merrill Lynch Portfolio Managers Limited....        England
        Merrill Lynch Bank & Trust Co., FSB.............        Federal
            Merrill Lynch Mortgage and Investment
               Corporation(6)...........................        Delaware
                Merrill Lynch Community Development
                   Company, LLC.........................        New Jersey
                Merrill Lynch Credit Corporation........        Delaware
                ML Mortgage Holdings Inc. ..............        Delaware
        Merrill Lynch Bank USA..........................        Utah
            Financial Data Services, Inc. ..............        Florida
            Merrill Lynch Business Financial Services
               Inc.(7)..................................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Commercial Finance Corp. .....        Delaware
            Merrill Lynch Utah Investment Corporation...        Utah
            ML Private Finance LLC......................        Delaware
            MLBUSA Community Development Corp. .........        Delaware
            MLBUSA Funding Corporation..................        Delaware
                Merrill Lynch NJ Investment
                   Corporation..........................        New Jersey
        Merrill Lynch Insurance Group, Inc. ............        Delaware
            Merrill Lynch Insurance Group Services,
               Inc. ....................................        Delaware
            Merrill Lynch Life Insurance Company........        Arkansas
            ML Life Insurance Company of New York.......        New York
            Roszel Advisors, LLC........................        Delaware
        Merrill Lynch European Asset Holdings Inc. .....        Delaware
            Merrill Lynch Group Holdings Limited........        Ireland
                Merrill Lynch International Bank
                   Limited(8)...........................        Ireland
                     Majestic Acquisitions Limited......        England
                         Mortgage Holdings Limited......        England
                           Mortgages plc................        England
                           Mortgages 1 Limited..........        England
                     Merrill Lynch Bank (Suisse)
                       S.A. ............................        Switzerland
        Merrill Lynch Diversified Investments, LLC......        Delaware
            Merrill Lynch Credit Products, LLC..........        Delaware
                Merrill Lynch Mortgage Capital Inc.             Delaware
                     Merrill Lynch Mortgage Lending,
                       Inc.                                     Delaware
                     Wilshire Credit Corporation                Delaware
        MLDP Holdings, Inc.                                     Delaware
            Merrill Lynch Derivative Products AG                Switzerland
        ML IBK Positions, Inc.                                  Delaware
            Merrill Lynch PCG, Inc.                             Delaware
            Merrill Lynch Capital Corporation                   Delaware
        ML Leasing Equipment Corp.(9)                           Delaware
        Merrill Lynch Canada Holdings Company                   Nova Scotia, Canada
            Merrill Lynch Canada Finance Company(10)            Nova Scotia, Canada
            Merrill Lynch & Co., Canada Ltd.                    Ontario, Canada
                Merrill Lynch Financial Assets Inc.             Canada
                Merrill Lynch Canada Inc.(11)                   Canada
    Merrill Lynch International Incorporated                    Delaware
        Merrill Lynch Futures Asia Limited                      Taiwan
        Merrill Lynch Futures (Hong Kong) Limited               Hong Kong
        Merrill Lynch Reinsurance Solutions LTD                 Bermuda
        Merrill Lynch (Australasia) Pty. Ltd.                   New South Wales, Australia
            Merrill Lynch Finance (Australia) Pty
               Limited                                          Victoria, Australia

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Markets (Australia) Pty
               Limited                                          New South Wales, Australia
                Equity Margins Ltd.                             Victoria, Australia
                Merrill Lynch (Australia) Pty Ltd               New South Wales, Australia
                Merrill Lynch Equities (Australia)
                   Limited                                      Victoria, Australia
                Merrill Lynch Private (Australia)
                   Limited                                      New South Wales, Australia
                Berndale Securities Limited                     Victoria, Australia
                     Merrill Lynch (Australia) Nominees
                       Pty. Limited                             New South Wales, Australia
                Merrill Lynch International (Australia)
                   Limited                                      New South Wales, Australia
                     Merrill Lynch (Australia) Futures
                       Limited                                  New South Wales, Australia
        Merrill Lynch Japan Securities Co., Ltd.                Japan
            Merrill Lynch Japan Finance Co., Ltd.               Japan
        Merrill Lynch International Holdings Inc.               Delaware
            Merrill Lynch France SAS                            France
                Merrill Lynch Capital Markets (France)
                   SAS                                          France
                Merrill Lynch, Pierce, Fenner & Smith
                   SAS                                          France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa                                            Mexico
            PT Merrill Lynch Indonesia(12)                      Indonesia
            Merrill Lynch (Asia Pacific) Limited                Hong Kong
                Merrill Lynch Far East Limited                  Hong Kong
            ML Cayman Holdings Inc. ....................        Cayman Islands, British West
                                                                  Indies
                Merrill Lynch Bank and Trust Company
                   (Cayman) Limited.....................        Cayman Islands, British West
                                                                  Indies
                     Institucion Financiera Externa
                       Merrill Lynch Bank Uruguay
                       S.A..............................        Uruguay
                     Merrill Lynch Espanola Agencia de
                       Valores S.A. ....................        Spain
            Merrill Lynch Capital Markets AG(13)........        Switzerland
            Merrill Lynch Europe PLC....................        England
                Merrill Lynch, Pierce, Fenner & Smith
                   Limited..............................        England
                     Merrill Lynch Global Asset
                       Management Limited...............        England
                ML UK Capital Holdings(14)..............        England
                     Merrill Lynch International(15)....        England
                Merrill Lynch Europe Intermediate
                   Holdings.............................        England
                     Merrill Lynch Capital Markets
                       Espana S.A., S.V.................        Spain
                Merrill Lynch Holdings Limited..........        England
                  Merrill Lynch Commodities (Europe)
                     Holdings Limited...................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                     Merrill Lynch Commodities (Europe)
                       Limited..........................        England
                         Merrill Lynch Commodities
                           (Europe) Trading Limited.....        England
                         Merrill Lynch Commodities
                           GmbH.........................        England
                Merrill Lynch (Singapore) Pte.
                   Ltd.(16).............................        Singapore
                Merrill Lynch South Africa (Proprietary)
                   Limited(17)..........................        South Africa
            Merrill Lynch Argentina S.A.(18)............        Argentina
            Merrill Lynch, Pierce, Fenner & Smith de
               Argentina................................        Argentina
            Sociedad Anonima, Financiera, Mobiliaria y
               de Mandatos(19)
            Banco Merrill Lynch de Investimentos
               S.A.(20).................................        Brazil
                Merrill Lynch S.A. Corretora de Titulos
                   e Valores Mobiliarios................        Brazil
            Merrill Lynch S.A. .........................        Luxembourg
            Merrill Lynch Europe Ltd. ..................        Cayman Islands, British West
                                                                  Indies
    Herzog, Heine, Geduld, LLC..........................        Delaware
    Merrill Lynch Financial Markets, Inc. ..............        Delaware
    The Princeton Retirement Group, Inc. ...............        Delaware


---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.


 (4) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (5)Partially held by another indirect subsidiary of ML & Co.



 (6)13.2% of this entity is held by Merrill Lynch Bank USA.



 (7)Also conducts business under the name "Merrill Lynch Capital."



 (8)Held through several intermediate holding companies.



 (9) This corporation has 20 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12)Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(13) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(14) Held through several intermediate holding companies.



(15) Partially owned by another indirect subsidiary of ML & Co.



(16) Held through intermediate subsidiaries.



(17) Held through intermediate subsidiaries.



(18)Partially owned by another direct subsidiary of ML & Co.

(19)Partially owned by another direct subsidiary of ML & Co.



(20) Partially owned by another direct subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of March 23, 2007 was 8.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Assets Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 2nd Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4802 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1700 Merrill Lynch Drive, 3rd Floor, Pennington, NJ 08534.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account C, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 17th day of April, 2007.


                                           ML of New York Variable Annuity
                                           Separate Account C
                                                       (Registrant)

                                           By: /s/ BARRY G. SKOLNICK
                                          --------------------------------------
                                           Barry G. Skolnick
                                             Senior Vice President and General
                                           Counsel

                                           ML Life Insurance Company of New York
                                                        (Depositor)

                                           By: /s/ BARRY G. SKOLNICK
                                          --------------------------------------
                                           Barry G. Skolnick
                                             Senior Vice President and General
                                           Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 17, 2007.


                       SIGNATURE                                      TITLE
                       ---------                                      -----
                        *                          Chairman of the Board, President, Chief
-------------------------------------------------    Executive Officer and Chief Actuary
                Deborah J. Adler

                        *                          Director
-------------------------------------------------
              Frederick J.C. Butler

                        *                          Director and Senior Vice President
-------------------------------------------------
                 John C. Carroll

                        *                          Director
-------------------------------------------------
                 Richard M. Drew

                        *                          Director
-------------------------------------------------
               Robert L. Israeloff

                        *                          Director, Senior Vice President, Chief
-------------------------------------------------    Financial Officer, and Treasurer
                Joseph E. Justice

                        *                          Director
-------------------------------------------------
                 Robert A. King

                        *                          Director and Vice President
-------------------------------------------------
                Paul Michalowski

                        *                          Director
-------------------------------------------------
                Irving M. Pollack

                       SIGNATURE                                      TITLE
                       ---------                                      -----

                        *                          Director and Senior Vice President
-------------------------------------------------
              Concetta M. Ruggiero

                        *                          Director, Vice President, Chief Compliance
-------------------------------------------------    Officer, Deputy General Counsel, and
                  Lori M. Salvo                      Secretary

                        *                          Director
-------------------------------------------------
              Cynthia Kahn Sherman

*By:             /s/ BARRY G. SKOLNICK             In his own capacity as Director, Senior
      -------------------------------------------    Vice President, and General Counsel, and
                   Barry G. Skolnick                 as Attorney-In-Fact

                                  EXHIBIT LIST



(8)(i)   Form of Participation Agreement Between MLIG Variable
           Insurance Trust, Merrill Lynch Pierce, Fenner & Smith,
         Inc., and ML Life Insurance Company of New York.
(8)(j)   Form of Rule 22c-2 Shareholder Information Agreement Between
           BlackRock Distributors, Inc. and ML Life Insurance Company of New York.
(10)(a)  Written Consent of Sutherland Asbill & Brennan LLP.
     (b) Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
     (c) Written Consent of Barry G. Skolnick, Esq.